UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3416

THE CALVERT FUND

(Exact name of registrant as specified in charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: September 30

Date of reporting period: First quarter ended December 31, 2012

Item 1. Schedule of Investments.

CALVERT INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2012

ASSET-BACKED SECURITIES - 0.2%	PRINCIPAL AMOUNT	VALUE
Santander Drive Auto Receivables Trust, 1.94%, 3/15/18	$2,430,000	$2,428,958

Total Asset-Backed Securities (Cost $2,429,709)		2,428,958

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 0.0%
Banc of America Mortgage Trust, 0.317%, 1/25/34 (r)	38,039,685	276,777

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $58,040)		276,777

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.3%
BAMLL-DB Trust, 3.352%, 4/13/29 (e)	2,998,604	3,159,815
Commercial Mortgage Pass Through Certificates, 2.388%, 12/10/45	1,590,000	1,614,438
GS Mortgage Securities Corp., 3.007%, 12/10/30 (b)	1,120,000	1,145,066
GS Mortgage Securities Trust, 3.409%, 12/10/30 (b)	1,120,000	1,145,111
Motel 6 Trust, 1.948%, 10/5/25 (e)	7,170,000	7,223,574
UBS-Barclays Commercial Mortgage Trust, 2.533%, 12/10/45	3,630,000	3,687,982

Total Commercial Mortgage-Backed Securities (Cost $17,988,856)		17,975,986

CORPORATE BONDS - 81.1%
AbbVie, Inc.:
1.072%, 11/6/15 (e)(r)	2,000,000	2,023,070
2.90%, 11/6/22 (e)	3,300,000	3,360,654
4.40%, 11/6/42 (e)	1,850,000	1,966,798
Aetna, Inc.:
2.75%, 11/15/22	1,000,000	991,767
4.125%, 11/15/42	1,000,000	991,624
Affiliated Computer Services, Inc., 5.20%, 6/1/15	7,000,000	7,524,412
Agrium, Inc., 3.15%, 10/1/22	1,900,000	1,887,948
Alcoa, Inc., 5.40%, 4/15/21	5,150,000	5,360,182
Alliance Mortgage Investments, Inc.:
12.61%, 6/1/10 (b)(r)(x)*	3,077,944	—
15.36%, 12/1/10 (b)(r)(x)*	17,718,398	—
Ally Financial, Inc., 3.125%, 1/15/16	1,750,000	1,751,885
Amazon.com, Inc., 2.50%, 11/29/22	2,900,000	2,858,298
America Movil SAB de CV:
2.375%, 9/8/16	2,000,000	2,078,766
4.375%, 7/16/42	1,500,000	1,558,695
American Express Centurion Bank, 0.76%, 11/13/15 (r)	4,000,000	3,994,356
American International Group, Inc.:
3.00%, 3/20/15	2,000,000	2,081,032
5.05%, 10/1/15	4,350,000	4,799,659
4.875%, 9/15/16	3,000,000	3,355,443
5.60%, 10/18/16	3,000,000	3,425,886
3.80%, 3/22/17	2,750,000	2,976,418
4.875%, 6/1/22	7,000,000	7,991,347
American Tower Corp.:
5.90%, 11/1/21	6,000,000	7,162,608
4.70%, 3/15/22	2,000,000	2,212,830
Amgen, Inc.:
2.50%, 11/15/16	2,000,000	2,101,348
3.875%, 11/15/21	1,575,000	1,729,640
Anadarko Petroleum Corp., 6.375%, 9/15/17	4,500,000	5,375,227
Anheuser-Busch InBev Worldwide, Inc.:
2.50%, 7/15/22	1,900,000	1,911,894
3.75%, 7/15/42	1,000,000	1,004,623
Antero Resources Finance Corp., 6.00%, 12/1/20 (e)	1,500,000	1,518,750
Apache Corp.:
3.25%, 4/15/22	2,000,000	2,119,612
4.75%, 4/15/43	1,500,000	1,632,911
ArcelorMittal:
5.375%, 6/1/13	7,083,000	7,154,120
5.00%, 2/25/17	8,350,000	8,428,448
6.00%, 3/1/21	2,250,000	2,243,549
AT&T, Inc.:
2.95%, 5/15/16	3,000,000	3,176,166
1.60%, 2/15/17	3,000,000	3,035,223
3.00%, 2/15/22	7,940,000	8,257,783
2.625%, 12/1/22	1,000,000	1,001,645
5.55%, 8/15/41	1,000,000	1,200,124
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (b)(e)(p)*	53,561,000	—
Autodesk, Inc., 1.95%, 12/15/17	4,300,000	4,278,629
Bank of America Corp.:
0.638%, 9/15/14 (r)	3,000,000	2,972,226
4.50%, 4/1/15	1,300,000	1,385,704
3.875%, 3/22/17	5,500,000	5,964,865
5.65%, 5/1/18	4,000,000	4,653,772
5.70%, 1/24/22	1,480,000	1,779,773
5.875%, 2/7/42	2,850,000	3,555,629
Bank of America NA:
5.30%, 3/15/17	25,304,000	28,459,662
6.10%, 6/15/17	5,000,000	5,761,265
Bank of New York Mellon Corp.:
1.70%, 11/24/14	5,000,000	5,113,430
2.40%, 1/17/17	2,250,000	2,357,104
Bank of Nova Scotia:
1.85%, 1/12/15	4,225,000	4,326,734
1.95%, 1/30/17 (e)	7,215,000	7,515,144
Barrick Gold Corp., 5.25%, 4/1/42	900,000	989,771
BellSouth Corp., 4.02%, 4/26/21 (e)	5,000,000	5,051,715
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22	2,500,000	2,604,615
BHP Billiton Finance USA Ltd.:
1.875%, 11/21/16	5,000,000	5,155,380
1.625%, 2/24/17	3,000,000	3,067,755
BNSF Funding Trust I, 6.613% to 1/15/26, floating rate thereafter to 12/15/55 (r)	32,001,000	36,281,134
Boston Properties LP, 3.70%, 11/15/18	2,400,000	2,607,089
BP Capital Markets plc, 3.245%, 5/6/22	4,800,000	5,056,834
Canadian National Railway Co., 3.50%, 11/15/42	1,350,000	1,302,828
Cantor Fitzgerald LP:
6.375%, 6/26/15 (e)	2,000,000	2,025,678
7.875%, 10/15/19 (e)	17,572,000	18,015,324
Capital One Capital VI, 8.875%, 5/15/40	7,049,000	7,049,000
Capital One Financial Corp., 2.15%, 3/23/15	1,200,000	1,224,889
Cemex SAB de CV, 5.311%, 9/30/15 (e)(r)	1,500,000	1,518,750
CenturyLink, Inc.:
5.80%, 3/15/22	5,950,000	6,289,906
7.65%, 3/15/42	4,500,000	4,702,995
Chesapeake Energy Corp., 7.625%, 7/15/13	6,000,000	6,180,000
Chevron Corp., 2.355%, 12/5/22	3,000,000	3,004,923
Church & Dwight Co., Inc., 2.875%, 10/1/22	3,000,000	3,009,816
CIT Group, Inc.:
4.75%, 2/15/15 (e)	3,125,000	3,250,000
5.25%, 3/15/18	1,550,000	1,658,500
Citigroup, Inc.:
0.436%, 3/7/14 (r)	5,020,000	4,987,671
6.375%, 8/12/14	3,000,000	3,241,950
4.75%, 5/19/15	49,000	52,824
3.953%, 6/15/16	7,400,000	7,965,071
4.45%, 1/10/17	6,900,000	7,643,820
4.50%, 1/14/22	3,000,000	3,347,112
Comcast Corp.:
3.125%, 7/15/22	4,900,000	5,104,991
4.65%, 7/15/42	2,000,000	2,108,126
ConAgra Foods, Inc., 3.25%, 9/15/22	2,000,000	2,008,882
ConocoPhillips Co., 2.40%, 12/15/22	2,000,000	1,993,648
Corning, Inc., 4.75%, 3/15/42	6,000,000	6,318,552
Costco Wholesale Corp., 1.70%, 12/15/19	2,400,000	2,416,344
COX Communications, Inc., 3.25%, 12/15/22 (e)	2,900,000	2,990,648
Crown Castle Towers LLC:
4.174%, 8/15/37 (e)	2,825,000	3,100,070
4.883%, 8/15/40 (e)	4,558,000	5,143,079
CVS Pass-Through Trust:
5.789%, 1/10/26 (e)	3,597,758	4,101,444
5.88%, 1/10/28	217,299	250,214
6.036%, 12/10/28	7,571,120	8,852,683
Daimler Finance North America LLC, 2.625%, 9/15/16 (e)	1,800,000	1,870,222
Darden Restaurants, Inc., 3.35%, 11/1/22	3,400,000	3,289,928
DDR Corp., 4.75%, 4/15/18	6,700,000	7,425,429
Deere & Co., 3.90%, 6/9/42	3,450,000	3,526,066
Delta Air Lines Pass Through Trust, 6.75%, 5/23/17	2,500,000	2,600,000
Deutsche Telekom International Finance BV, 4.875%, 3/6/42 (e)	2,000,000	2,134,974
Discover Bank, 7.00%, 4/15/20	2,500,000	3,104,240
Discover Financial Services:
6.45%, 6/12/17	1,375,000	1,607,888
5.20%, 4/27/22	7,104,000	8,089,431
DISH DBS Corp.:
4.625%, 7/15/17	1,000,000	1,042,500
5.875%, 7/15/22	825,000	886,875
Dow Chemical Co.:
4.125%, 11/15/21	2,500,000	2,738,810
3.00%, 11/15/22	5,800,000	5,787,089
4.375%, 11/15/42	4,800,000	4,768,867
Dr Pepper Snapple Group, Inc., 3.20%, 11/15/21	2,555,000	2,645,457
Duke Realty LP, 4.625%, 5/15/13	3,000,000	3,041,886
Ecolab, Inc.:
4.35%, 12/8/21	1,560,000	1,741,242
5.50%, 12/8/41	1,000,000	1,193,044
Enterprise Products Operating LLC, 7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	18,975,000	21,726,375
ERP Operating LP, 4.625%, 12/15/21	2,450,000	2,759,712
Excalibur One 77B LLC, 1.491%, 1/1/25	1,645,000	1,632,682
Express Scripts Holding Co.:
2.75%, 11/21/14 (e)	1,330,000	1,372,021
2.65%, 2/15/17 (e)	1,500,000	1,559,084
3.90%, 2/15/22 (e)	1,500,000	1,617,378
FBG Finance Ltd., 5.125%, 6/15/15 (e)	4,000,000	4,388,004
First Niagara Financial Group, Inc., 6.75%, 3/19/20	3,000,000	3,550,101
Ford Motor Credit Co. LLC:
3.875%, 1/15/15	4,400,000	4,588,509
4.207%, 4/15/16	7,295,000	7,780,964
3.984%, 6/15/16	7,450,000	7,910,604
4.25%, 2/3/17	5,000,000	5,356,455
Freeport-McMoRan Copper & Gold, Inc., 3.55%, 3/1/22	4,850,000	4,810,114
General Electric Capital Corp.:
3.35%, 10/17/16	2,900,000	3,112,819
2.90%, 1/9/17	4,000,000	4,229,368
2.30%, 4/27/17	6,000,000	6,221,286
1.60%, 11/20/17	2,750,000	2,751,785
3.15%, 9/7/22	6,000,000	6,130,158
5.875%, 1/14/38	2,000,000	2,412,504
General Electric Capital Corp. / LJ VP Holdings LLC, 3.80%, 6/18/19 (e)	3,000,000	3,196,734
General Electric Co.:
2.70%, 10/9/22	1,000,000	1,019,307
4.125%, 10/9/42	1,000,000	1,028,648
Gilead Sciences, Inc., 5.65%, 12/1/41	1,000,000	1,242,293
Glitnir Banki HF:
6.375%, 9/25/12 (e)(y)*	600,000	163,500
6.693% to 6/15/11, floating rate thereafter to 6/15/16 (e)(r)(y)*	8,400,000	105,000
Goldman Sachs Group, Inc.:
6.15%, 4/1/18	15,975,000	18,766,919
5.75%, 1/24/22	7,050,000	8,334,595
Great River Energy, 5.829%, 7/1/17 (e)	16,890,059	17,963,084
Hartford Financial Services Group, Inc.:
5.125%, 4/15/22	1,000,000	1,153,850
6.10%, 10/1/41	4,000,000	4,753,724
6.625%, 4/15/42	1,000,000	1,271,460
HCA, Inc., 6.25%, 2/15/13	3,550,000	3,567,750
Health Care REIT, Inc., 5.25%, 1/15/22	2,000,000	2,227,094
Hewlett-Packard Co., 2.60%, 9/15/17	5,000,000	4,870,780
HOA Restaurant Group LLC / HOA Finance Corp., 11.25%, 4/1/17 (e)	1,750,000	1,583,750
HSBC Holdings plc, 4.00%, 3/30/22	2,500,000	2,737,165
Innovation Ventures LLC / Innovation Ventures Finance Corp., 9.50%, 8/15/19 (e)	1,800,000	1,692,000
International Business Machines Corp.:
1.25%, 2/6/17	5,000,000	5,052,795
2.90%, 11/1/21	3,100,000	3,256,392
Interpublic Group Co.'s, Inc., 3.75%, 2/15/23	5,050,000	5,063,473
Jefferies Group, Inc., 5.125%, 4/13/18	2,000,000	2,100,000
JET Equipment Trust, 7.63%, 8/15/12 (b)(e)(w)*	109,297	109
John Deere Capital Corp.:
1.25%, 12/2/14	1,000,000	1,013,288
2.00%, 1/13/17	1,500,000	1,552,082
JPMorgan Chase & Co.:
1.435%, 9/22/15 (r)	4,000,000	4,059,208
4.50%, 1/24/22	25,850,000	29,242,476
Kaupthing Bank HF, 3.491%, 1/15/10 (e)(r)(y)*	39,000,000	9,555,000
Kenan Advantage Group, Inc., 8.375%, 12/15/18 (e)	1,350,000	1,377,000
Kern River Funding Corp., 6.676%, 7/31/16 (e)	67,451	75,552
Kinder Morgan Energy Partners LP, 5.625%, 9/1/41	2,960,000	3,325,909
Kraft Foods Group, Inc.:
2.25%, 6/5/17 (e)	1,000,000	1,034,316
3.50%, 6/6/22 (e)	1,900,000	2,027,997
Land O'Lakes Capital Trust I, 7.45%, 3/15/28 (e)	39,869,000	38,872,275
Lender Processing Services, Inc., 5.75%, 4/15/23	1,500,000	1,556,250
Leucadia National Corp., 8.125%, 9/15/15	3,320,000	3,735,000
Life Technologies Corp., 3.375%, 3/1/13	3,000,000	3,009,051
Linn Energy LLC/Linn Energy Finance Corp., 6.25%, 11/1/19 (e)	3,700,000	3,718,500
LL & P Wind Energy, Inc. Washington Revenue Bonds:
5.983%, 12/1/22 (e)	9,695,000	9,720,304
6.192%, 12/1/27 (e)	2,675,000	2,589,453
Lowe's Co.'s, Inc.:
3.80%, 11/15/21	2,220,000	2,452,261
5.125%, 11/15/41	500,000	586,418
Macy's Retail Holdings, Inc.:
2.875%, 2/15/23	1,900,000	1,860,543
4.30%, 2/15/43	1,000,000	972,998
Masco Corp.:
4.80%, 6/15/15	4,540,000	4,755,582
5.85%, 3/15/17	1,990,000	2,165,717
Mastro's Restaurants LLC/RRG Finance Corp., 12.00%, 6/1/17 (e)	1,523,374	1,584,309
MetLife Institutional Funding II, 1.254%, 4/4/14 (e)(r)	4,800,000	4,840,786
MMA Financial Holdings, Inc., 0.75%, 5/3/34 (b)	40,203,969	10,754,562
Molson Coors Brewing Co., 3.50%, 5/1/22	2,000,000	2,111,480
Morgan Stanley:
6.25%, 8/28/17	7,000,000	8,011,864
5.50%, 1/26/20	6,000,000	6,730,758
5.50%, 7/24/20	6,500,000	7,312,565
National Fuel Gas Co., 6.50%, 4/15/18	4,800,000	5,766,634
National Oilwell Varco, Inc.:
2.60%, 12/1/22	1,500,000	1,521,057
3.95%, 12/1/42	1,500,000	1,519,838
Nationwide Health Properties, Inc.:
6.90%, 10/1/37	10,460,000	12,962,388
6.59%, 7/7/38	4,023,000	4,889,916
NBCUniversal Media LLC:
4.375%, 4/1/21	4,500,000	5,055,039
2.875%, 1/15/23	2,800,000	2,811,914
4.45%, 1/15/43	2,800,000	2,835,384
New York Life Global Funding, 1.65%, 5/15/17 (e)	2,000,000	2,036,796
NII Capital Corp.:
8.875%, 12/15/19	3,900,000	3,100,500
7.625%, 4/1/21	12,500,000	9,468,750
Nissan Motor Acceptance Corp., 1.95%, 9/12/17 (e)	2,350,000	2,382,106
Noble Holding International Ltd., 3.95%, 3/15/22	3,000,000	3,156,936
NYU Hospitals Center, 4.428%, 7/1/42	1,400,000	1,359,134
Omnicom Group, Inc., 3.625%, 5/1/22	3,000,000	3,125,157
PacifiCorp:
2.95%, 2/1/22	2,000,000	2,089,890
4.10%, 2/1/42	4,000,000	4,142,556
Penske Truck Leasing Co. LP / PTL Finance Corp., 3.375%, 3/15/18 (e)	4,800,000	4,843,037
PepsiCo, Inc.:
2.75%, 3/5/22	7,100,000	7,293,915
3.60%, 8/13/42	2,750,000	2,679,416
Pernod-Ricard SA:
4.25%, 7/15/22 (e)	1,950,000	2,142,972
5.50%, 1/15/42 (e)	3,900,000	4,544,900
Pioneer Natural Resources Co., 5.875%, 7/15/16	10,840,000	12,291,368
PNC Funding Corp., 5.625%, 2/1/17	2,000,000	2,309,164
PPF Funding, Inc., 5.50%, 1/15/14 (e)	500,000	514,421
Rio Tinto Finance USA plc, 3.50%, 3/22/22	4,850,000	5,103,058
Royal Bank of Canada, 1.20%, 9/19/17	3,800,000	3,809,120
Rural Electric Cooperative Grantor Trust Certificates VRDN, 0.26%, 12/18/17 (r)	1,685,000	1,685,000
SABMiller Holdings, Inc.:
2.45%, 1/15/17 (e)	2,000,000	2,084,790
3.75%, 1/15/22 (e)	4,215,000	4,551,488
4.95%, 1/15/42 (e)	3,000,000	3,400,578
Safeway, Inc., 1.811%, 12/12/13 (r)	4,000,000	4,001,240
Shell International Finance BV, 2.25%, 1/6/23	4,800,000	4,742,083
Simon Property Group LP:
6.125%, 5/30/18	3,593,000	4,376,676
4.125%, 12/1/21	5,000,000	5,553,035
Southern Power Co., 5.15%, 9/15/41	1,925,000	2,167,739
SPARCS Trust 99-1, STEP, 0.00% to 4/15/19, 7.697% thereafter to 10/15/97 (b)(e)(r)	26,500,000	13,062,115
Spencer Spirit Holdings, Inc., 11.00%, 5/1/17 (e)	8,650,000	9,277,125
SunTrust Bank:
0.602%, 8/24/15 (r)	3,350,000	3,254,552
7.25%, 3/15/18	2,500,000	3,059,690
Syngenta Finance NV:
3.125%, 3/28/22	2,000,000	2,103,150
4.375%, 3/28/42	2,000,000	2,185,410
Target Corp.:
2.90%, 1/15/22	1,400,000	1,483,892
4.00%, 7/1/42	3,350,000	3,441,720
Telefonica Emisiones SAU, 3.992%, 2/16/16	2,670,000	2,778,135
The Interpublic Group of Co.'s, Inc., 10.00%, 7/15/17	2,575,000	2,813,187
TIERS Trust, 8.45%, 12/1/17 (b)(e)(n)*	8,559,893	—
Time Warner Cable, Inc.:
4.00%, 9/1/21	5,700,000	6,256,690
5.50%, 9/1/41	4,200,000	4,673,197
4.50%, 9/15/42	2,000,000	1,950,494
Time Warner, Inc.:
4.00%, 1/15/22	3,000,000	3,284,049
3.40%, 6/15/22	2,300,000	2,399,082
5.375%, 10/15/41	4,940,000	5,518,242
4.90%, 6/15/42	1,500,000	1,609,121
Toronto-Dominion Bank, 2.375%, 10/19/16	4,250,000	4,466,044
Total Capital International SA:
1.55%, 6/28/17	2,000,000	2,030,834
2.70%, 1/25/23	2,000,000	2,037,456
Toyota Motor Credit Corp.:
2.05%, 1/12/17	3,500,000	3,619,906
3.30%, 1/12/22	1,750,000	1,888,029
TransContinental Gas Pipe Line Co. LLC, 4.45%, 8/1/42	2,250,000	2,316,044
Union Pacific Corp.:
2.95%, 1/15/23	2,000,000	2,067,848
4.30%, 6/15/42	1,000,000	1,055,757
United Technologies Corp., 4.50%, 6/1/42	2,900,000	3,222,367
UnitedHealth Group, Inc.:
3.375%, 11/15/21	1,750,000	1,864,403
4.625%, 11/15/41	1,750,000	1,868,307
US Bank, 3.778% to 4/29/15, floating rate thereafter to 4/29/20 (r)	25,000,000	26,506,425
Verizon Communications, Inc.:
2.45%, 11/1/22	7,750,000	7,752,588
4.75%, 11/1/41	5,000,000	5,671,395
Wachovia Capital Trust III, 5.57%, 12/31/49 (r)	20,200,000	20,099,000
Walt Disney Co., 0.875%, 12/1/14	1,000,000	1,008,250
Watson Pharmaceuticals, Inc., 3.25%, 10/1/22	1,000,000	1,020,848
WellPoint, Inc., 4.65%, 1/15/43	2,000,000	2,084,232
Western Union Co., 2.875%, 12/10/17	1,400,000	1,387,187
Williams Co.'s, Inc., 3.70%, 1/15/23	1,800,000	1,815,577
Xstrata Finance Canada Ltd.:
2.85%, 11/10/14 (e)	1,500,000	1,539,600
1.80%, 10/23/15 (e)	2,000,000	2,010,860

Total Corporate Bonds (Cost $1,130,724,337)		1,118,001,309

MUNICIPAL OBLIGATIONS - 4.0%
Moreno Valley California Public Financing Authority Revenue Bonds, 5.549%, 5/1/27	2,625,000	2,673,563
Union County Arkansas Industrial Development Revenue VRDN, 0.69%, 10/1/27 (r)	5,000,000	5,000,000
Wells Fargo Bank NA Custodial Receipts Revenue Bonds:
6.584%, 9/1/27 (e)	6,080,000	6,602,454
6.734%, 9/1/47 (e)	37,950,000	40,763,613

Total Municipal Obligations (Cost $51,601,619)		55,039,630

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 0.0%
Overseas Private Investment Corp., 4.05%, 11/15/14	336,000	346,527
Premier Aircraft Leasing EXIM 1 Ltd., 3.547%, 4/10/22	124	134

Total U.S. Government Agencies and Instrumentalities (Cost $336,300)		346,661

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 1.4%
Fannie Mae, 3.00%, 1/4/13	18,540,000	19,426,444
Ginnie Mae, 11.00%, 10/15/15	196	199

Total U.S. Government Agency Mortgage-Backed Securities (Cost $19,498,345)		19,426,643

U.S. TREASURY OBLIGATIONS - 3.5%
United States Treasury Bonds:
2.75%, 8/15/42	4,495,000	4,340,484
2.75%, 11/15/42	13,135,000	12,654,758
United States Treasury Notes:
0.25%, 11/30/14	6,905,000	6,905,269
0.375%, 11/15/15	305,000	305,286
0.625%, 11/30/17	20,620,000	20,550,737
1.00%, 11/30/19	370,000	366,416
1.625%, 11/15/22	3,390,000	3,352,920

Total U.S. Treasury Obligations (Cost $49,196,231)		48,475,870

COMMERCIAL PAPER - 0.7%
Rio Tinto America, Inc., 0.406%, 1/7/13 (e)	4,750,000	4,749,751
Wyndham Worldwide Corp., 0.964%, 1/15/13 (e)	4,900,000	4,899,020

Total Commercial Paper (Cost $9,647,873)		9,648,771

SOVEREIGN GOVERNMENT BONDS - 1.1%
Province of Ontario Canada:
1.65%, 9/27/19	8,880,000	8,874,672
2.45%, 6/29/22	6,600,000	6,686,381

Total Sovereign Government Bonds (Cost $15,486,416)		15,561,053

TIME DEPOSIT - 4.8%
State Street Bank Time Deposit, 0.12%, 1/2/13	65,845,696	65,845,696

Total Time Deposit (Cost $65,845,696)		65,845,696

EQUITY SECURITIES - 0.9%	SHARES
Avado Brands, Inc. (b)*	4,803	—
Intermet Corp. (b)*	4,772	—
Woodbourne Capital:
Trust I, Preferred (b)(e)	6,450,000	3,192,750
Trust II, Preferred (b)(e)	6,450,000	3,192,750
Trust III, Preferred (b)(e)	6,450,000	3,192,750
Trust IV, Preferred (b)(e)	6,450,000	3,192,750

Total Equity Securities (Cost $25,984,377)		12,771,000

TOTAL INVESTMENTS (Cost $1,388,797,799) - 99.0%		1,365,798,354
Other assets and liabilities, net - 1.0%		13,174,858
NET ASSETS - 100%		$1,378,973,212

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Sold:
2 Year U.S. Treasury Notes	450	3/13	$99,210,938	($22,812)
5 Year U.S. Treasury Notes	75	3/13	9,331,055	1,078
10 Year U.S. Treasury Notes	629	3/13	83,519,406	510,620
Total Sold				$488,886

(b) This security was valued by the Board of Trustees. See Note A.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(n) The Illinois Insurance Department prohibited Lumbermens from making interest payments. This TIERS security is based on interest payments from Lumbermens. This security is no longer accruing interest.

(p) The State of New York Insurance Department has prohibited Atlantic Mutual Insurance Co. from making interest payments. This security is no longer accruing interest.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(w) Security is in default and is no longer accruing interest.

(x) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

(y) The government of Iceland took control of Glitnir Banki HF and Kaupthing Bank HF (the “Banks”) on October 8, 2008 and October 9, 2008, respectively. The government has prohibited the Banks from paying any claims owed to foreign entities. These securities are no longer accruing interest.

* Non-income producing security.

Abbreviations:
LLC: Limited Liability Corporation
LP: Limited Partnership
plc: Public Limited Company
REIT: Real Estate Investment Trust
STEP: Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
VRDN: Variable Rate Demand Notes

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT LONG-TERM INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2012

ASSET-BACKED SECURITIES - 0.2%	PRINCIPAL AMOUNT	VALUE
Santander Drive Auto Receivables Trust, 1.94%, 3/15/18	$400,000	$399,828

Total Asset-Backed Securities (Cost $399,952)		399,828

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.3%
Credit Suisse First Boston Mortgage Securities Corp., 4.597%, 3/15/35	209,768	209,713
JP Morgan Chase Commercial Mortgage Securities Corp., 5.299%, 6/12/41 (r)	254,432	260,216
Morgan Stanley Dean Witter Capital I, 5.08%, 9/15/37	124,456	124,422
Wachovia Bank Commercial Mortgage Trust, 5.23%, 7/15/41 (r)	37,417	37,375

Total Commercial Mortgage-Backed Securities (Cost $638,496)		631,726

CORPORATE BONDS - 82.3%
AbbVie, Inc., 4.40%, 11/6/42 (e)	1,000,000	1,063,134
Aetna, Inc., 4.50%, 5/15/42	2,000,000	2,098,354
Alcoa, Inc., 5.40%, 4/15/21	1,200,000	1,248,974
Alliance Mortgage Investments, Inc., 12.61%, 6/1/10 (b)(r)(x)*	4,817	—
America Movil SAB de CV, 4.375%, 7/16/42	1,500,000	1,558,695
American International Group, Inc., 4.875%, 6/1/22	2,600,000	2,968,215
American Tower Corp.:
5.90%, 11/1/21	250,000	298,442
4.70%, 3/15/22	1,000,000	1,106,415
Amgen, Inc., 5.15%, 11/15/41	1,000,000	1,125,366
Anheuser-Busch InBev Worldwide, Inc.:
2.50%, 7/15/22	1,000,000	1,006,260
3.75%, 7/15/42	1,000,000	1,004,623
Apache Corp., 4.75%, 4/15/43	1,500,000	1,632,910
ArcelorMittal:
5.375%, 6/1/13 (e)	250,000	252,510
6.00%, 3/1/21	1,000,000	997,133
AT&T, Inc.:
3.00%, 2/15/22	185,000	192,404
2.625%, 12/1/22	1,000,000	1,001,645
5.55%, 8/15/41	3,000,000	3,600,372
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (b)(e)(p)*	30,000	—
Bank of America Corp., 5.875%, 2/7/42	1,450,000	1,809,004
Bank of America NA, 5.30%, 3/15/17	1,900,000	2,136,949
Barrick Gold Corp., 5.25%, 4/1/42	1,000,000	1,099,746
Berkshire Hathaway Finance Corp., 4.40%, 5/15/42	2,000,000	2,069,112
BNSF Funding Trust I, 6.613% to 1/15/26, floating rate thereafter to 12/15/55 (r)	1,500,000	1,700,625
Boston Properties LP, 3.85%, 2/1/23	1,400,000	1,470,678
Campbell Soup Co., 3.80%, 8/2/42	2,000,000	1,949,926
Cantor Fitzgerald LP, 7.875%, 10/15/19 (e)	1,350,000	1,384,059
Carolina Power & Light Co., 4.10%, 5/15/42	2,000,000	2,046,870
Cemex SAB de CV, 5.311%, 9/30/15 (e)(r)	1,000,000	1,012,500
CenturyLink, Inc.:
5.80%, 3/15/22	1,250,000	1,321,409
7.65%, 3/15/42	1,100,000	1,149,621
Chesapeake Energy Corp., 7.625%, 7/15/13	2,300,000	2,369,000
CIT Group, Inc., 5.25%, 3/15/18	500,000	535,000
Citigroup, Inc.:
3.953%, 6/15/16	200,000	215,272
4.50%, 1/14/22	3,000,000	3,347,112
Comcast Corp., 4.65%, 7/15/42	1,000,000	1,054,063
Corning, Inc., 4.75%, 3/15/42	2,000,000	2,106,184
COX Communications, Inc., 4.70%, 12/15/42 (e)	1,000,000	1,020,372
Crown Castle Towers LLC:
6.113%, 1/15/40 (e)	785,000	945,519
4.883%, 8/15/40 (e)	1,000,000	1,128,363
CVS Pass-Through Trust:
5.88%, 1/10/28	317,836	365,978
6.036%, 12/10/28	647,751	757,396
6.943%, 1/10/30	443,591	558,370
Darden Restaurants, Inc., 3.35%, 11/1/22	1,000,000	967,626
DDR Corp., 4.75%, 4/15/18	1,000,000	1,108,273
Deere & Co., 3.90%, 6/9/42	1,800,000	1,839,686
Deutsche Telekom International Finance BV, 4.875%, 3/6/42 (e)	700,000	747,241
Devon Energy Corp., 4.75%, 5/15/42	1,000,000	1,069,814
Discover Bank, 7.00%, 4/15/20	500,000	620,848
Discover Financial Services:
5.20%, 4/27/22	500,000	569,357
3.85%, 11/21/22 (e)	500,000	515,937
Dow Chemical Co.:
3.00%, 11/15/22	1,000,000	997,774
4.375%, 11/15/42	2,000,000	1,987,028
Dr Pepper Snapple Group, Inc., 3.20%, 11/15/21	1,000,000	1,035,404
Eaton Corp.:
4.00%, 11/2/32 (e)	500,000	514,256
4.15%, 11/2/42 (e)	500,000	505,652
Ecolab, Inc., 5.50%, 12/8/41	1,000,000	1,193,044
Enterprise Products Operating LLC:
4.85%, 8/15/42	2,000,000	2,146,704
7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	340,000	389,300
ERP Operating LP, 4.625%, 12/15/21	500,000	563,207
First Niagara Financial Group, Inc., 6.75%, 3/19/20	1,000,000	1,183,367
Ford Motor Credit Co. LLC:
3.875%, 1/15/15	400,000	417,137
4.207%, 4/15/16	1,000,000	1,066,616
4.25%, 2/3/17	100,000	107,129
5.875%, 8/2/21	1,000,000	1,164,538
General Electric Capital Corp.:
3.15%, 9/7/22	1,000,000	1,021,693
5.875%, 1/14/38	1,000,000	1,206,252
6.875%, 1/10/39	1,500,000	2,038,948
General Electric Capital Corp. / LJ VP Holdings LLC, 3.80%, 6/18/19 (e)	1,600,000	1,704,925
General Electric Co., 4.125%, 10/9/42	900,000	925,783
Gilead Sciences, Inc., 5.65%, 12/1/41	1,000,000	1,242,293
Glitnir Banki HF, 6.693% to 6/15/11, floating rate thereafter to 6/15/16 (e)(r)(y)*	150,000	1,875
Goldman Sachs Group, Inc.:
6.15%, 4/1/18	1,000,000	1,174,768
5.75%, 1/24/22	1,500,000	1,773,318
Hartford Financial Services Group, Inc., 6.625%, 4/15/42	1,000,000	1,271,460
Heineken NV, 4.00%, 10/1/42 (e)	1,000,000	967,160
Intel Corp., 4.80%, 10/1/41	500,000	550,304
International Business Machines Corp., 2.90%, 11/1/21	1,000,000	1,050,449
Interpublic Group Co.'s, Inc., 3.75%, 2/15/23	500,000	501,334
Jefferies Group, Inc., 5.125%, 4/13/18	500,000	525,000
Johnson Controls, Inc., 5.00%, 3/30/20	1,000,000	1,136,517
JPMorgan Chase & Co., 4.50%, 1/24/22	3,750,000	4,242,139
Kraft Foods Group, Inc., 3.50%, 6/6/22 (e)	1,000,000	1,067,367
Land O'Lakes Capital Trust I, 7.45%, 3/15/28 (e)	2,100,000	2,047,500
Liberty Mutual Group, Inc., 6.50%, 5/1/42 (e)	2,000,000	2,250,076
LL & P Wind Energy, Inc. Washington Revenue Bonds, 6.192%, 12/1/27 (e)	100,000	96,802
Lowe's Co.'s, Inc.:
5.125%, 11/15/41	500,000	586,417
4.65%, 4/15/42	1,000,000	1,113,405
Macy's Retail Holdings, Inc., 5.125%, 1/15/42	500,000	540,298
Medtronic, Inc., 4.50%, 3/15/42	500,000	568,030
Memorial Sloan-Kettering Cancer Center, 4.125%, 7/1/52	1,000,000	989,410
Methanex Corp., 5.25%, 3/1/22	1,000,000	1,109,121
Molson Coors Brewing Co., 5.00%, 5/1/42	2,000,000	2,241,324
Morgan Stanley:
6.25%, 8/28/17	500,000	572,276
5.50%, 1/26/20	500,000	560,897
5.50%, 7/24/20	1,500,000	1,687,515
National Fuel Gas Co., 6.50%, 4/15/18	100,000	120,138
National Oilwell Varco, Inc.:
2.60%, 12/1/22	500,000	507,019
3.95%, 12/1/42	500,000	506,613
Nationwide Health Properties, Inc.:
6.25%, 2/1/13	1,600,000	1,606,509
6.90%, 10/1/37	390,000	483,301
6.59%, 7/7/38	30,000	36,465
NBCUniversal Media LLC:
2.875%, 1/15/23	2,000,000	2,008,510
4.45%, 1/15/43	2,000,000	2,025,274
New Albertsons, Inc., 8.00%, 5/1/31	1,650,000	928,125
Newmont Mining Corp., 4.875%, 3/15/42	500,000	514,956
NII Capital Corp., 7.625%, 4/1/21	2,400,000	1,818,000
Noble Holding International Ltd., 5.25%, 3/15/42	1,000,000	1,066,279
NYU Hospitals Center, 4.428%, 7/1/42	1,000,000	970,810
PacifiCorp:
2.95%, 2/1/22	2,000,000	2,089,890
4.10%, 2/1/42	400,000	414,256
Pearson Funding Four plc, 3.75%, 5/8/22 (e)	2,000,000	2,110,180
PepsiCo, Inc.:
2.75%, 3/5/22	1,000,000	1,027,312
3.60%, 8/13/42	200,000	194,867
Pernod-Ricard SA, 5.50%, 1/15/42 (e)	1,000,000	1,165,359
Pioneer Natural Resources Co., 5.875%, 7/15/16	700,000	793,723
PPL Montana LLC, 8.903%, 7/2/20	12,944	14,756
SABMiller Holdings, Inc.:
3.75%, 1/15/22 (e)	780,000	842,268
4.95%, 1/15/42 (e)	2,000,000	2,267,052
Schlumberger Investment SA, 2.40%, 8/1/22 (e)	1,000,000	991,446
Simon Property Group LP:
10.35%, 4/1/19	320,000	457,596
4.125%, 12/1/21	350,000	388,712
Southern Power Co., 5.15%, 9/15/41	1,000,000	1,126,098
Spencer Spirit Holdings, Inc., 11.00%, 5/1/17 (e)	1,100,000	1,179,750
SunTrust Bank, 0.602%, 8/24/15 (r)	975,000	947,220
Syngenta Finance NV, 4.375%, 3/28/42	2,000,000	2,185,410
Target Corp., 4.00%, 7/1/42	1,500,000	1,541,068
Telefonica Emisiones SAU, 0.643%, 2/4/13 (r)	900,000	899,033
The Home Depot, Inc., 5.875%, 12/16/36	1,440,000	1,892,454
Time Warner Cable, Inc.:
5.50%, 9/1/41	2,000,000	2,225,332
4.50%, 9/15/42	1,000,000	975,247
Time Warner, Inc.:
3.40%, 6/15/22	500,000	521,540
5.375%, 10/15/41	2,500,000	2,792,632
4.90%, 6/15/42	500,000	536,374
Toyota Motor Credit Corp., 3.30%, 1/12/22	500,000	539,437
Toys R Us Property Co. I LLC, 10.75%, 7/15/17	2,000,000	2,155,000
TransContinental Gas Pipe Line Co. LLC, 4.45%, 8/1/42	650,000	669,079
Union Pacific Corp., 4.30%, 6/15/42	1,000,000	1,055,757
United Technologies Corp., 4.50%, 6/1/42	2,000,000	2,222,322
UnitedHealth Group, Inc.:
3.375%, 11/15/21	200,000	213,075
4.625%, 11/15/41	200,000	213,521
US Bancorp, 2.95%, 7/15/22	1,000,000	1,010,226
US Bank, 3.778% to 4/29/15, floating rate thereafter to 4/29/20 (r)	1,000,000	1,060,257
Verizon Communications, Inc.:
4.75%, 11/1/41	1,000,000	1,134,279
3.85%, 11/1/42	1,000,000	983,567
VF Corp., 3.50%, 9/1/21	1,000,000	1,057,825
Viacom, Inc., 4.50%, 2/27/42	500,000	493,256
Wachovia Capital Trust III, 5.57%, 12/31/49 (r)	2,200,000	2,189,000
Walgreen Co., 4.40%, 9/15/42	1,000,000	1,017,638
Watson Pharmaceuticals, Inc., 4.625%, 10/1/42	1,000,000	1,041,133
Williams Co.'s, Inc., 3.70%, 1/15/23	1,000,000	1,008,654
Yara International ASA, 7.875%, 6/11/19 (e)	950,000	1,220,210

Total Corporate Bonds (Cost $162,105,447)		173,638,984

MUNICIPAL OBLIGATIONS - 1.3%
Connecticut Special Tax Obligation Revenue Bonds, 5.459%, 11/1/30	1,000,000	1,177,660
Oakland California PO Revenue Bonds, Zero Coupon, 12/15/20	120,000	81,048
Orange County California PO Revenue Bonds, Zero Coupon, 9/1/14	95,000	90,459
Texas Transportation Commission Revenue Bonds, 5.178%, 4/1/30	1,000,000	1,205,720
Wells Fargo Bank NA Custodial Receipts Revenue Bonds:
6.584%, 9/1/27 (e)	100,000	108,593
6.734%, 9/1/47 (e)	100,000	107,414

Total Municipal Obligations (Cost $2,362,136)		2,770,894

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 0.7%
Freddie Mac:
2.375%, 1/13/22	455,000	475,327
6.75%, 3/15/31	700,000	1,075,819

Total U.S. Government Agencies and Instrumentalities (Cost $1,369,081)		1,551,146

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 1.2%
Fannie Mae, 3.00%, 1/4/13	2,390,000	2,504,272

Total U.S. Government Agency Mortgage-Backed Securities (Cost $2,513,234)		2,504,272

U.S. TREASURY OBLIGATIONS - 11.6%
United States Treasury Bonds:
2.75%, 8/15/42	1,325,000	1,279,453
2.75%, 11/15/42	11,440,000	11,021,731
United States Treasury Notes:
0.625%, 11/30/17	4,800,000	4,783,877
1.625%, 11/15/22	7,475,000	7,393,238

Total U.S. Treasury Obligations (Cost $24,910,513)		24,478,299

SOVEREIGN GOVERNMENT BONDS - 0.6%
Province of Ontario Canada, 1.65%, 9/27/19	1,195,000	1,194,283

Total Sovereign Government Bonds (Cost $1,191,820)		1,194,283

TIME DEPOSIT - 1.0%
State Street Bank Time Deposit, 0.12%, 1/2/13	2,035,759	2,035,759

Total Time Deposit (Cost $2,035,759)		2,035,759

EQUITY SECURITIES - 0.4%	SHARES
CoBank ACB, Preferred (e)	400	269,625
Woodbourne Capital, Trust I, Preferred (b)(e)	1,000,000	495,000

Total Equity Securities (Cost $596,660)		764,625

TOTAL INVESTMENTS (Cost $198,123,098) - 99.6%		209,969,816
Other assets and liabilities, net - 0.4%		891,393
NET ASSETS - 100%		$210,861,209

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
10 Year U.S. Treasury Notes	27	3/13	$3,585,094	$6,435

(b) This security was valued by the Board of Trustees. See Note A.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(p) The State of New York Insurance Department has prohibited Atlantic Mutual Insurance Co. from making interest payments. This security is no longer accruing interest.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(x) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

(y) The government of Iceland took control of Glitnir Banki HF (the “Bank”) on October 8, 2008. The government has prohibited the Bank from paying any claims owed to foreign entities. This security is no longer accruing interest.

* Non-income producing security.

Abbreviations:
LLC: Limited Liability Corporation
LP: Limited Partnership
plc: Public Limited Company
PO: Pension Obligation

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT ULTRA-SHORT INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2012

ASSET-BACKED SECURITIES - 8.1%	PRINCIPAL AMOUNT	VALUE
AmeriCredit Automobile Receivables Trust, 5.213%, 1/6/15 (r)	$335,634	$337,351
Bear Stearns Asset Backed Securities Trust, 0.43%, 12/25/35 (r)	548,571	540,334
California Republic Auto Receivables Trust, 1.18%, 8/15/17 (e)	1,854,876	1,854,605
Capital Auto Receivables Asset Trust, 8.25%, 12/15/14 (e)	1,350,000	1,393,836
Chase Funding Mortgage Loan Asset-Backed Certificates, 4.396%, 2/25/30	164,384	164,963
Chrysler Financial Auto Securitization Trust, 2.00%, 1/8/14	3,750,000	3,757,987
CPS Auto Trust, 1.48%, 3/16/20 (e)	3,000,000	2,999,118
Credit Acceptance Auto Loan Trust, 2.06%, 4/16/18 (e)	1,434,671	1,434,915
DT Auto Owner Trust:
3.05%, 8/17/15 (e)	2,960,578	2,969,525
4.89%, 1/17/17 (e)	1,000,000	1,013,994
First Investors Auto Owner Trust, 1.47%, 5/15/18 (e)	2,000,000	2,003,776
Ford Credit Floorplan Master Owner Trust, 2.07%, 9/15/15 (e)	1,295,000	1,303,293
Santander Drive Auto Receivables Trust:
2.10%, 9/15/14 (e)	1,450,142	1,454,280
2.24%, 12/15/14	625,000	628,856
1.33%, 5/15/17	2,000,000	1,999,638
Sierra Receivables Funding Co. LLC:
5.31%, 11/20/25 (e)	3,539,836	3,635,876
2.84%, 11/20/28 (e)	1,906,351	1,944,135
Westlake Automobile Receivables Trust, 1.03%, 3/15/16 (e)	4,000,000	4,004,240

Total Asset-Backed Securities (Cost $33,480,199)		33,440,722

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 1.0%
Chase Mortgage Finance Corp.:
3.003%, 2/25/37 (r)	181,181	182,975
3.006%, 2/25/37 (r)	300,130	297,482
Vericrest Opportunity Loan Transferee:
2.487%, 2/26/52 (e)	1,736,194	1,740,257
2.734%, 11/25/60 (e)(r)	1,953,920	1,953,920

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $4,125,962)		4,174,634

COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.2%
Banc of America Merrill Lynch Commercial Mortgage, Inc., 4.576%, 7/10/42	345,486	346,149
Bear Stearns Commercial Mortgage Securities, 4.83%, 8/15/38	107,400	107,360
Chase Manhattan Bank-First Union National Bank, 6.40%, 8/15/31 (e)	1,044,782	1,064,387
Commercial Mortgage Acceptance Corp., 6.21%, 7/15/31 (e)	2,742,085	2,746,409
Commercial Mortgage Asset Trust, 7.35%, 1/17/32 (r)	5,600,000	5,801,471
Credit Suisse First Boston Mortgage Securities Corp.:
4.597%, 3/15/35	209,768	209,714
3.936%, 5/15/38	1,152,612	1,156,084
GMAC Commercial Mortgage Securities, Inc. Trust, 5.46%, 5/10/40 (r)	540,000	550,264
JP Morgan Chase Commercial Mortgage Securities Corp.:
4.985%, 1/12/37	156,373	156,376
5.255%, 7/12/37 (r)	2,337,177	2,368,498
5.326%, 8/12/40 (r)	1,020,000	1,032,337
Merrill Lynch Mortgage Trust, 4.892%, 2/12/42	430,637	431,569
Morgan Stanley Capital I Trust, 5.007%, 1/14/42	39,738	39,773
Morgan Stanley Dean Witter Capital I:
6.55%, 7/15/33	1,000,000	1,029,174
5.08%, 9/15/37	501,559	501,419
Wachovia Bank Commercial Mortgage Trust, 5.23%, 7/15/41 (r)	34,611	34,572

Total Commercial Mortgage-Backed Securities (Cost $18,195,812)		17,575,556

CORPORATE BONDS - 75.1%
AbbVie, Inc., 1.072%, 11/6/15 (e)(r)	6,000,000	6,069,210
Airgas, Inc., 7.125%, 10/1/18	525,000	560,452
Alcoa, Inc., 6.00%, 7/15/13	3,000,000	3,079,557
Ally Financial, Inc., 3.51%, 2/11/14 (r)	2,180,000	2,218,957
American Express Bank FSB, 5.50%, 4/16/13	2,000,000	2,028,930
American Express Centurion Bank, 0.76%, 11/13/15 (r)	6,000,000	5,991,534
American Express Credit Corp.:
1.16%, 6/24/14 (r)	1,940,000	1,957,406
1.411%, 6/12/15 (r)	2,500,000	2,543,085
American International Group, Inc.:
3.75%, 11/30/13 (e)	400,000	410,328
4.25%, 9/15/14	1,000,000	1,053,399
ArcelorMittal, 5.375%, 6/1/13	4,625,000	4,671,440
ASIF Global Financing XIX, 4.90%, 1/17/13 (e)	5,000,000	5,007,060
Avis Budget Car Rental LLC, 2.81%, 5/15/14 (r)	6,000,000	5,962,500
BellSouth Corp., 4.02%, 4/26/21 (e)	4,000,000	4,041,372
BHP Billiton Finance USA Ltd., 0.581%, 2/18/14 (r)	2,000,000	2,005,482
Branch Banking & Trust Co., 0.63%, 9/13/16 (r)	4,700,000	4,626,877
British Telecommunications plc, 1.434%, 12/20/13 (r)	3,000,000	3,024,864
Bunge Ltd. Finance Corp., 5.875%, 5/15/13	1,120,000	1,139,860
Campbell Soup Co., 0.613%, 8/1/14 (r)	2,000,000	2,007,136
Cantor Fitzgerald LP, 6.375%, 6/26/15 (e)	1,820,000	1,843,367
Capital One Financial Corp., 0.953%, 11/6/15 (r)	5,000,000	5,012,625
Case New Holland, Inc., 7.75%, 9/1/13	1,210,000	1,258,400
Caterpillar Financial Services Corp., 0.66%, 2/9/15 (r)	5,000,000	5,021,945
Cemex SAB de CV, 5.311%, 9/30/15 (e)(r)	3,000,000	3,037,500
Chesapeake Energy Corp., 7.625%, 7/15/13	4,000,000	4,120,000
CIT Group, Inc., 5.25%, 4/1/14 (e)	1,250,000	1,293,750
Citigroup, Inc.:
0.436%, 3/7/14 (r)	1,250,000	1,241,950
0.593%, 11/5/14 (r)	6,000,000	5,955,006
4.587%, 12/15/15	828,000	903,969
Colgate-Palmolive Co., 0.60%, 11/15/14	2,000,000	2,007,394
CVS Pass-Through Trust, 6.117%, 1/10/13 (e)	924,110	924,110
Daimler Finance North America LLC:
0.92%, 3/28/14 (e)(r)	2,000,000	2,004,218
1.875%, 9/15/14 (e)	1,500,000	1,524,585
Duke Realty LP, 6.25%, 5/15/13	6,000,000	6,118,680
Ecolab, Inc., 2.375%, 12/8/14	2,750,000	2,838,652
ERP Operating LP, 5.20%, 4/1/13	3,055,000	3,086,943
Fifth Third Bank, 0.421%, 5/17/13 (r)	2,560,000	2,559,373
Ford Motor Credit Co. LLC:
3.875%, 1/15/15	750,000	782,132
4.207%, 4/15/16	750,000	799,962
3.984%, 6/15/16	1,500,000	1,592,739
General Electric Capital Corp.:
1.016%, 4/24/14 (r)	2,000,000	2,014,556
0.568%, 9/15/14 (r)	5,500,000	5,493,394
0.911%, 12/11/15 (r)	2,000,000	2,002,326
Gilead Sciences, Inc., 2.40%, 12/1/14	1,000,000	1,031,228
Glitnir Banki HF, 2.95%, 10/15/08 (y)*	120,000	32,700
Goldman Sachs Group, Inc.:
5.125%, 1/15/15	2,000,000	2,148,570
0.76%, 3/22/16 (r)	6,000,000	5,823,990
Harley-Davidson Financial Services, Inc., 1.15%, 9/15/15 (e)	2,000,000	2,005,250
Hartford Financial Services Group, Inc., 4.625%, 7/15/13	6,886,000	7,018,500
HCA, Inc., 5.75%, 3/15/14	2,000,000	2,090,000
Hewlett-Packard Co.:
1.859%, 9/19/14 (r)	4,000,000	3,963,332
2.20%, 12/1/15	1,000,000	1,001,367
HSBC Bank plc:
0.96%, 8/12/13 (e)(r)	1,450,000	1,454,914
1.13%, 1/17/14 (e)(r)	1,500,000	1,510,353
Hutchison Whampoa International 03/13 Ltd., 6.50%, 2/13/13 (e)	1,200,000	1,207,290
ING Bank NV, 1.645%, 10/18/13 (e)(r)	2,000,000	2,013,858
International Business Machines Corp., 0.875%, 10/31/14	4,000,000	4,033,708
John Deere Capital Corp., 1.25%, 12/2/14	1,500,000	1,519,932
JPMorgan Chase & Co., 1.435%, 9/22/15 (r)	5,000,000	5,074,010
JPMorgan Chase Bank, 0.64%, 6/13/16 (r)	4,000,000	3,888,652
Level 3 Financing, Inc., 4.469%, 2/15/15 (r)	3,595,000	3,590,686
Life Technologies Corp., 3.375%, 3/1/13	4,000,000	4,012,068
Lockheed Martin Corp., 2.125%, 9/15/16	1,000,000	1,036,097
Macy's Retail Holdings, Inc., 5.875%, 1/15/13	6,175,000	6,184,590
Marriott International, Inc., 5.625%, 2/15/13	2,000,000	2,010,750
Masco Corp., 4.80%, 6/15/15	750,000	785,614
Merrill Lynch & Co., Inc., 0.80%, 1/15/15 (r)	7,000,000	6,862,352
MetLife Institutional Funding II, 1.254%, 4/4/14 (e)(r)	5,000,000	5,042,485
Morgan Stanley:
0.651%, 1/9/14 (r)	5,000,000	4,964,690
0.82%, 10/15/15 (r)	4,000,000	3,875,864
National Australia Bank Ltd., 1.067%, 4/11/14 (e)(r)	2,000,000	2,012,408
Nationwide Health Properties, Inc., 6.25%, 2/1/13	6,770,000	6,797,540
Ohio Power Co., 5.50%, 3/1/13	2,000,000	2,015,910
PNC Funding Corp., 0.513%, 1/31/14 (r)	1,000,000	1,000,426
PPG Industries, Inc., 5.75%, 3/15/13	1,105,000	1,116,449
Prudential Financial, Inc., 2.75%, 1/14/13	5,168,000	5,172,873
Quest Diagnostics, Inc., 1.16%, 3/24/14 (r)	1,000,000	1,006,097
Qwest Corp., 3.558%, 6/15/13 (r)	5,500,000	5,542,322
Realty Income Corp., 5.375%, 3/15/13	3,700,000	3,734,580
Rio Tinto Finance USA Ltd., 5.875%, 7/15/13	2,882,000	2,959,814
Royal Bank of Canada:
1.013%, 10/30/14 (r)	5,000,000	5,045,875
3.125%, 4/14/15 (e)	2,000,000	2,115,600
Rural Electric Cooperative Grantor Trust Certificates VRDN, 0.26%, 12/18/17 (r)	1,265,000	1,265,000
SABMiller Holdings, Inc., 1.85%, 1/15/15 (e)	3,000,000	3,059,061
Safeway, Inc., 1.811%, 12/12/13 (r)	3,680,000	3,681,141
Santander Holdings USA, Inc., 3.00%, 9/24/15	1,000,000	1,018,339
Select Medical Holdings Corp., 6.429%, 9/15/15 (r)	6,000,000	6,000,000
Shurgard Storage Centers LLC, 5.875%, 3/15/13	2,150,000	2,173,177
Spencer Spirit Holdings, Inc., 11.00%, 5/1/17 (e)	1,250,000	1,340,625
SunTrust Bank, 0.602%, 8/24/15 (r)	2,177,000	2,114,973
SunTrust Banks, Inc., 3.50%, 1/20/17	500,000	536,962
Telefonica Emisiones SAU, 0.643%, 2/4/13 (r)	5,895,000	5,888,669
Teva Pharmaceutical Finance Co. BV, 1.212%, 11/8/13 (r)	2,000,000	2,013,124
Toys R Us Property Co. I LLC, 10.75%, 7/15/17	3,000,000	3,232,500
Union Pacific Railroad Co. 2004 Pass Through Trust, 5.214%, 9/30/14 (e)	370,000	393,199
United Air Lines, Inc., 9.875%, 8/1/13 (e)	1,000,000	1,005,625
United Technologies Corp., 0.811%, 6/1/15 (r)	1,000,000	1,009,853
UnitedHealth Group, Inc., 4.875%, 2/15/13	580,000	582,903
US Bank, 3.778% to 4/29/15, floating rate thereafter to 4/29/20 (r)	1,500,000	1,590,386
Verizon Communications, Inc., 0.92%, 3/28/14 (r)	3,500,000	3,520,706
Verizon Global Funding Corp., 4.375%, 6/1/13	1,000,000	1,016,275
Volkswagen International Finance NV, 1.06%, 3/21/14 (e)(r)	5,000,000	5,026,640
Wachovia Bank NA, 0.693%, 11/3/14 (r)	2,151,000	2,144,661
Wachovia Capital Trust III, 5.57%, 12/31/49 (r)	1,000,000	995,000
Walgreen Co., 1.00%, 3/13/15	1,000,000	1,000,842
Wells Fargo & Co., 1.23%, 6/26/15 (r)	3,000,000	3,028,344
Western Union Co., 0.891%, 3/7/13 (r)	3,000,000	3,002,616
Westpac Banking Corp., 1.041%, 3/31/14 (e)(r)	2,000,000	2,012,616
Xerox Corp.:
1.71%, 9/13/13 (r)	5,000,000	5,032,785
1.13%, 5/16/14 (r)	1,000,000	997,906
Xstrata Finance Canada Ltd., 1.80%, 10/23/15 (e)	1,000,000	1,005,430
Yara International ASA, 5.25%, 12/15/14 (e)	995,000	1,069,607

Total Corporate Bonds (Cost $308,543,178)		311,298,734

MUNICIPAL OBLIGATIONS - 4.5%
Chelsea Michigan Economic Development Corp. LO Revenue VRDN, 0.14%, 10/1/36 (r)	1,200,000	1,200,000
District of Columbia Revenue VRDN, 0.11%, 4/1/38 (r)	3,000,000	3,000,000
Michigan Strategic Fund LO Revenue VRDN, 0.45%, 9/1/22 (r)	900,000	900,000
Mississippi Business Finance Corp. Revenue VRDN, 0.13%, 3/1/17 (r)	5,555,000	5,555,000
Nevada Housing Division Revenue VRDN, 0.15%, 4/15/39 (r)	2,800,000	2,800,000
Rhode Island Student Loan Authority Revenue VRDN, 0.22%, 6/1/48 (r)	3,000,000	3,000,000
Union County Arkansas Industrial Development Revenue VRDN, 0.69%, 10/1/27 (r)	1,500,000	1,500,000
Wilkes-Barre Pennsylvania GO VRDN, 0.20%, 11/1/25 (r)	300,000	300,000
Wisconsin Health & Educational Facilities Authority Revenue VRDN, 0.11%, 4/1/35 (r)	300,000	300,000

Total Municipal Obligations (Cost $18,555,000)		18,555,000

U.S. TREASURY OBLIGATIONS - 0.1%
United States Treasury Notes, 0.375%, 11/15/15	310,000	310,291

Total U.S. Treasury Obligations (Cost $310,449)		310,291

TIME DEPOSIT - 2.4%
State Street Bank Time Deposit, 0.12%, 1/2/13	10,001,272	10,001,272

Total Time Deposit (Cost $10,001,272)		10,001,272

COMMERCIAL PAPER - 2.9%
Daimler Finance North America LLC, 0.95%, 2/7/13 (e)	8,000,000	7,992,189
Rio Tinto America, Inc., 0.406%, 1/7/13 (e)	1,000,000	999,947
Wyndham Worldwide Corp., 0.92%, 1/14/13 (e)	3,125,000	3,124,418

Total Commercial Paper (Cost $12,116,084)		12,116,554

EQUITY SECURITIES - 0.1%
Woodbourne Capital, Trust II, Preferred (b)(e)	1,000,000	495,000

Total Equity Securities (Cost $451,507)		495,000

TOTAL INVESTMENTS (Cost $405,779,463) - 98.4%		407,967,763
Other assets and liabilities, net - 1.6%		6,702,550
NET ASSETS - 100%		$414,670,313

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Sold:
2 Year U.S. Treasury Notes	58	3/13	$12,787,188	($2,916)
5 Year U.S. Treasury Notes	72	3/13	8,957,813	14,535
Total Sold				$11,619

(b) This security was valued by the Board of Directors. See Note A.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(y) The government of Iceland took control of Glitnir Banki HF (the “Bank”) on October 8, 2008. The government has prohibited the Bank from paying any claims owed to foreign entities. This security is no longer accruing interest.

* Non-income producing security.

Abbreviations:
FSB: Federal Savings Bank
GO: General Obligation
LLC: Limited Liability Corporation
LO: Limited Obligation
LP: Limited Partnership
plc: Public Limited Company
VRDN: Variable Rate Demand Notes

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT GOVERNMENT FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2012

ASSET-BACKED SECURITIES - 6.0%	PRINCIPAL AMOUNT	VALUE
American Credit Acceptance Receivables Trust, 1.64%, 11/15/16 (e)	$100,000	$100,022
Capital Auto Receivables Asset Trust, 8.25%, 12/15/14 (e)	150,000	154,871
Chrysler Financial Auto Securitization Trust, 1.65%, 11/8/13	79,681	79,695
Credit Acceptance Auto Loan Trust, 2.06%, 4/16/18 (e)	330,445	330,501
DT Auto Owner Trust, 3.05%, 8/17/15 (e)	333,065	334,071
Macquarie Equipment Funding Trust, 1.91%, 4/20/17 (e)	350,000	352,513
Santander Consumer Acquired Receivables Trust, 2.01%, 8/15/16 (e)	95,843	96,310
Santander Drive Auto Receivables Trust:
3.11%, 5/16/16	185,000	190,503
3.10%, 5/15/17 (e)	425,968	427,233
1.94%, 3/15/18	400,000	399,828
SVO VOI Mortgage Corp., 2.00%, 9/20/29 (e)	233,823	233,785

Total Asset-Backed Securities (Cost $2,706,784)		2,699,332

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 0.2%
Springleaf Mortgage Loan Trust, 1.57%, 12/25/59 (e)(r)	110,542	111,163

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $110,527)		111,163

COMMERCIAL MORTGAGE-BACKED SECURITIES - 5.1%
Bear Stearns Commercial Mortgage Securities, 4.83%, 8/15/38	3,580	3,579
FHLMC Multifamily Structured Pass Through Certificates, 2.396%, 6/25/22	2,000,000	2,032,752
Motel 6 Trust, 1.948%, 10/5/25 (e)	230,000	231,719
Wachovia Bank Commercial Mortgage Trust, 5.23%, 7/15/41 (r)	20,579	20,556

Total Commercial Mortgage-Backed Securities (Cost $2,314,068)		2,288,606

CORPORATE BONDS - 9.3%
Amgen, Inc., 5.15%, 11/15/41	100,000	112,537
ASIF Global Financing XIX, 4.90%, 1/17/13 (e)	600,000	600,847
Bank of America Corp.:
1.733%, 1/30/14 (r)	100,000	100,835
0.638%, 9/15/14 (r)	100,000	99,074
Capital One Capital III, 7.686%, 8/1/66	500,000	500,000
Citigroup, Inc., 4.45%, 1/10/17	200,000	221,560
Colgate-Palmolive Co., 1.30%, 1/15/17	100,000	101,717
Crown Castle Towers LLC, 4.883%, 8/15/40 (e)	40,000	45,135
CVS Pass-Through Trust, 6.036%, 12/10/28	25,237	29,509
Excalibur One 77B LLC, 1.491%, 1/1/25	55,000	54,588
Ford Motor Credit Co. LLC, 3.984%, 6/15/16	50,000	53,091
General Electric Capital Corp., 1.60%, 11/20/17	250,000	250,162
Merrill Lynch & Co., Inc., 0.80%, 1/15/15 (r)	400,000	392,134
Morgan Stanley, 0.82%, 10/15/15 (r)	250,000	242,242
PNC Funding Corp., 5.625%, 2/1/17	50,000	57,729
Safina Ltd., 2.00%, 12/30/23	215,756	221,164
Tagua Leasing LLC, 1.581%, 11/16/24	400,000	399,575
The Dun & Bradstreet Corp., 2.875%, 11/15/15	50,000	50,721
Toyota Motor Credit Corp., 2.05%, 1/12/17	100,000	103,426
VRG Linhas Aereas SA, 0.85%, 9/27/14	400,000	402,258
Wachovia Capital Trust III, 5.57%, 12/31/49 (r)	140,000	139,300

Total Corporate Bonds (Cost $4,109,311)		4,177,604

MUNICIPAL OBLIGATIONS - 2.5%
Osceola County Florida HFA MFH Revenue VRDN, 0.34%, 9/15/35 (r)	630,000	630,000
Union County Arkansas Industrial Development Revenue VRDN, 0.69%, 10/1/27 (r)	500,000	500,000

Total Municipal Obligations (Cost $1,130,000)		1,130,000

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 55.8%
Fannie Mae, 0.65%, 5/29/15	2,950,000	2,953,991
Freddie Mac:
1.25%, 10/2/19	7,750,000	7,727,324
2.375%, 1/13/22	4,870,000	5,087,567
6.75%, 3/15/31	575,000	883,708
Overseas Private Investment Corp., 4.05%, 11/15/14	62,580	64,541
Portmarnock Leasing LLC, 1.741%, 10/22/24	850,000	857,030
Private Export Funding Corp.:
4.55%, 5/15/15	1,132,000	1,244,249
1.45%, 8/15/19	1,000,000	1,008,284
2.05%, 11/15/22	2,000,000	1,996,048
Tennessee Valley Authority:
4.375%, 6/15/15	1,100,000	1,205,333
1.875%, 8/15/22	1,000,000	992,053
3.50%, 12/15/42	1,000,000	993,744

Total U.S. Government Agencies and Instrumentalities (Cost $24,778,318)		25,013,872

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 10.8%
Fannie Mae:
3.00%, 1/4/13	1,370,000	1,435,503
3.50%, 3/1/22	224,451	238,168
5.50%, 3/25/32	678,507	690,984
5.00%, 4/25/34	129,023	136,276
FHLMC Multifamily Structured Pass Through Certificates, 2.776%, 6/25/17	1,043,076	1,092,286
Freddie Mac:
5.00%, 11/15/31	576,681	584,571
3.50%, 2/15/32	646,146	649,293

Total U.S. Government Agency Mortgage-Backed Securities (Cost $4,855,102)		4,827,081

U.S. TREASURY OBLIGATIONS - 6.9%
United States Treasury Bonds:
2.75%, 8/15/42	180,000	173,813
2.75%, 11/15/42	1,290,000	1,242,835
United States Treasury Notes:
0.25%, 11/30/14	1,530,000	1,530,060
1.625%, 11/15/22	150,000	148,359

Total U.S. Treasury Obligations (Cost $3,149,685)		3,095,067

COMMERCIAL PAPER - 4.5%
Daimler Finance North America LLC, 0.95%, 2/7/13 (e)	2,000,000	1,998,047

Total Commercial Paper (Cost $1,998,047)		1,998,047

SOVEREIGN GOVERNMENT BONDS - 0.9%
Province of Ontario Canada, 2.45%, 6/29/22	400,000	405,235

Total Sovereign Government Bonds (Cost $398,522)		405,235

TIME DEPOSIT - 1.5%
State Street Bank Time Deposit, 0.12%, 1/2/13	679,633	679,633

Total Time Deposit (Cost $679,633)		679,633

TOTAL INVESTMENTS (Cost $46,229,997) - 103.5%		46,425,640
Other assets and liabilities, net - (3.5%)		(1,567,812)
NET ASSETS - 100%		$44,857,828

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Sold:
5 Year U.S. Treasury Notes	20	3/13	$2,488,281	$4,038
10 Year U.S. Treasury Notes	75	3/13	9,958,594	45,641
Total Sold				$49,679

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Abbreviations:
HFA: Housing Finance Agency/Authority
LLC: Limited Liability Corporation
MFH: Multi-Family Housing
VRDN: Variable Rate Demand Notes

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2012

CORPORATE BONDS - 90.6%	PRINCIPAL AMOUNT	VALUE
99¢ Only Stores, 11.00%, 12/15/19	$500,000	$570,000
Accellent, Inc., 8.375%, 2/1/17	250,000	262,500
Access Midstream Partners LP / ACMP Finance Corp., 6.125%, 7/15/22	500,000	538,750
ADS Waste Holdings, Inc., 8.25%, 10/1/20 (e)	500,000	525,000
AES Corp., 9.75%, 4/15/16	500,000	597,500
Ally Financial, Inc.:
4.50%, 2/11/14	600,000	617,250
2.511%, 12/1/14 (r)	248,000	248,277
3.125%, 1/15/16	250,000	250,269
Alphabet Holding Co., Inc., 7.75%, 11/1/17 (e)	500,000	515,000
American Axle & Manufacturing Holdings, Inc., 9.25%, 1/15/17 (e)	160,000	177,600
American Axle & Manufacturing, Inc., 6.625%, 10/15/22	250,000	253,750
Antero Resources Finance Corp., 6.00%, 12/1/20 (e)	500,000	506,250
ArcelorMittal:
5.375%, 6/1/13	500,000	505,020
6.75%, 2/25/22	500,000	524,757
Ashtead Capital, Inc., 6.50%, 7/15/22 (e)	250,000	271,250
ASIF Global Financing XIX, 4.90%, 1/17/13 (e)	300,000	300,424
Atlas Pipeline Partners LP / Atlas Pipeline Finance Corp., 6.625%, 10/1/20 (e)	500,000	517,500
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.:
4.875%, 11/15/17 (e)	350,000	355,250
9.625%, 3/15/18	250,000	278,750
8.25%, 1/15/19	250,000	276,250
B/E Aerospace, Inc., 6.875%, 10/1/20	500,000	556,250
Beverages & More, Inc., 9.625%, 10/1/14 (e)	500,000	511,875
BI-LO LLC / BI-LO Finance Corp., 9.25%, 2/15/19 (e)	500,000	535,000
Biomet, Inc., 6.50%, 8/1/20 (e)	400,000	425,000
Boise Paper Holdings LLC/Boise Finance Co., 9.00%, 11/1/17	250,000	273,125
Burger King Corp., 9.875%, 10/15/18	500,000	572,500
Calumet Specialty Products Partners LP/Calumet Finance Corp., 9.625%, 8/1/20 (e)	500,000	543,750
Carrols Restaurant Group, Inc., 11.25%, 5/15/18 (e)	500,000	547,500
Catalent Pharma Solutions, Inc., 7.875%, 10/15/18 (e)	250,000	251,875
CCO Holdings LLC / CCO Holdings Capital Corp., 7.25%, 10/30/17	500,000	545,000
Celanese US Holdings LLC, 4.625%, 11/15/22	500,000	523,750
Cemex SAB de CV, 5.311%, 9/30/15 (e)(r)	250,000	253,125
Central Garden and Pet Co., 8.25%, 3/1/18	250,000	264,375
Checkers Drive-In Restaurants, Inc., 11.00%, 12/1/17 (e)	500,000	507,500
Chesapeake Energy Corp., 7.625%, 7/15/13	500,000	515,000
Chrysler Group LLC/CG Co-Issuer, Inc., 8.00%, 6/15/19	500,000	545,000
CIT Group, Inc.:
4.75%, 2/15/15 (e)	750,000	780,000
4.25%, 8/15/17	300,000	308,923
5.25%, 3/15/18	350,000	374,500
CKE Restaurants, Inc., 11.375%, 7/15/18	200,000	230,000
Clearwire Communications LLC / Clearwire Finance, Inc., 12.00%, 12/1/15 (e)	500,000	537,500
CNH Capital LLC, 3.875%, 11/1/15 (e)	250,000	257,813
Commercial Barge Line Co., 12.50%, 7/15/17	250,000	275,625
Constellation Brands, Inc., 7.25%, 9/1/16	500,000	577,500
Cott Beverages, Inc., 8.375%, 11/15/17	500,000	543,750
DaVita HealthCare Partners, Inc., 5.75%, 8/15/22	500,000	526,875
Delta Air Lines Pass Through Trust, 6.75%, 5/23/17	250,000	260,000
Dematic SA, 8.75%, 5/1/16 (e)	500,000	534,375
Digicel Group Ltd.:
10.50%, 4/15/18 (e)	250,000	275,000
8.25%, 9/30/20 (e)	500,000	550,000
Digicel Ltd., 8.25%, 9/1/17 (e)	250,000	267,500
DISH DBS Corp., 5.875%, 7/15/22	500,000	537,500
DuPont Fabros Technology LP, 8.50%, 12/15/17	250,000	273,125
Emdeon, Inc., 11.00%, 12/31/19	250,000	288,750
Empire Today LLC / Empire Today Finance Corp., 11.375%, 2/1/17 (e)	310,000	329,375
Enterprise Products Operating LLC, 7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	750,000	858,750
EP Energy LLC / Everest Acquisition Finance, Inc., 6.875%, 5/1/19	500,000	542,500
Exopack Holding Corp., 10.00%, 6/1/18	500,000	452,500
Ferrellgas LP/Ferrellgas Finance Corp., 9.125%, 10/1/17	500,000	541,250
Fiesta Restaurant Group, Inc., 8.875%, 8/15/16	500,000	534,375
First Data Corp., 9.875%, 9/24/15	750,000	765,000
Ford Motor Credit Co. LLC:
8.70%, 10/1/14	250,000	279,996
6.625%, 8/15/17	250,000	292,116
5.875%, 8/2/21	250,000	291,134
Freescale Semiconductor, Inc., 10.125%, 3/15/18 (e)	221,000	244,205
Frontier Communications Corp.:
8.25%, 4/15/17	250,000	288,750
7.125%, 3/15/19	250,000	271,875
9.25%, 7/1/21	250,000	293,125
Global Brass & Copper, Inc., 9.50%, 6/1/19 (e)	500,000	541,250
Goodyear Tire & Rubber Co., 7.00%, 5/15/22	500,000	536,250
Griffon Corp., 7.125%, 4/1/18	250,000	265,000
Grifols, Inc., 8.25%, 2/1/18	500,000	550,625
H&E Equipment Services, Inc., 7.00%, 9/1/22 (e)	350,000	372,750
Hanesbrands, Inc., 8.00%, 12/15/16	125,000	137,188
Harland Clarke Holdings Corp., 9.50%, 5/15/15	850,000	784,125
HCA, Inc.:
6.75%, 7/15/13	500,000	512,500
8.00%, 10/1/18	250,000	289,375
Hercules Offshore, Inc., 7.125%, 4/1/17 (e)	750,000	785,625
Hertz Corp., 6.75%, 4/15/19	500,000	545,625
HOA Restaurant Group LLC / HOA Finance Corp., 11.25%, 4/1/17 (e)	750,000	678,750
Hologic, Inc., 6.25%, 8/1/20 (e)	250,000	269,375
INEOS Finance plc, 9.00%, 5/15/15 (e)	500,000	531,250
INEOS Group Holdings SA, 8.50%, 2/15/16 (e)	250,000	248,750
Infor US, Inc., 9.375%, 4/1/19	500,000	561,250
Ingles Markets, Inc., 8.875%, 5/15/17	500,000	533,125
Innovation Ventures LLC / Innovation Ventures Finance Corp., 9.50%, 8/15/19 (e)	925,000	869,500
Integra Telecom Holdings, Inc., 10.75%, 4/15/16 (e)	250,000	261,250
Intelsat Jackson Holdings SA:
7.25%, 4/1/19	250,000	268,750
6.625%, 12/15/22 (e)	500,000	516,250
Interactive Data Corp., 10.25%, 8/1/18	500,000	562,500
International Lease Finance Corp.:
4.875%, 4/1/15	250,000	258,770
7.125%, 9/1/18 (e)	250,000	290,000
Iron Mountain, Inc., 8.00%, 6/15/20	500,000	528,750
Jarden Corp., 7.50%, 5/1/17	500,000	563,125
JET Equipment Trust, 7.63%, 8/15/12 (b)(e)(w)*	109,297	109
Kenan Advantage Group, Inc., 8.375%, 12/15/18 (e)	500,000	510,000
Kennedy-Wilson, Inc., 8.75%, 4/1/19	500,000	532,500
Kinetic Concepts, Inc., 10.50%, 11/1/18 (e)	750,000	786,562
Koppers, Inc., 7.875%, 12/1/19	500,000	550,000
Kratos Defense & Security Solutions, Inc., 10.00%, 6/1/17	750,000	823,125
Land O'Lakes Capital Trust I, 7.45%, 3/15/28 (e)	754,000	735,150
Lender Processing Services, Inc., 5.75%, 4/15/23	750,000	778,125
Level 3 Communications, Inc.:
11.875%, 2/1/19	250,000	288,125
8.875%, 6/1/19 (e)	250,000	266,250
Level 3 Financing, Inc., 4.469%, 2/15/15 (r)	250,000	249,700
Linn Energy LLC/Linn Energy Finance Corp., 6.25%, 11/1/19 (e)	300,000	301,500
Longview Fibre Paper & Packaging, Inc., 8.00%, 6/1/16 (e)	250,000	262,500
Mastro's Restaurants LLC/RRG Finance Corp., 12.00%, 6/1/17 (e)	507,791	528,103
MGM Resorts International:
6.75%, 4/1/13	500,000	505,625
7.625%, 1/15/17	500,000	535,000
Michaels Stores, Inc., 7.75%, 11/1/18 (e)	500,000	548,750
Mylan, Inc., 7.625%, 7/15/17 (e)	250,000	280,967
NCR Corp., 5.00%, 7/15/22 (e)	500,000	508,125
New Albertsons, Inc., 8.00%, 5/1/31	800,000	450,000
Nielsen Finance LLC / Nielsen Finance Co., 4.50%, 10/1/20 (e)	500,000	497,500
NII Capital Corp.:
8.875%, 12/15/19	500,000	397,500
7.625%, 4/1/21	500,000	378,750
Northern Tier Energy LLC / Northern Tier Finance Corp., 7.125%, 11/15/20 (e)	500,000	517,500
Novelis, Inc., 8.375%, 12/15/17	500,000	551,250
Nuance Communications, Inc., 5.375%, 8/15/20 (e)	250,000	261,250
Packaging Dynamics Corp., 8.75%, 2/1/16 (e)	650,000	679,250
Party City Holdings, Inc., 8.875%, 8/1/20 (e)	100,000	107,250
Petco Animal Supplies, Inc., 9.25%, 12/1/18 (e)	500,000	555,000
Plains Exploration & Production Co., 6.875%, 2/15/23	750,000	856,875
Post Holdings, Inc., 7.375%, 2/15/22 (e)	500,000	547,812
Prospect Medical Holdings, Inc., 8.375%, 5/1/19 (e)	500,000	526,250
QEP Resources, Inc., 5.25%, 5/1/23	500,000	535,000
Reliance Intermediate Holdings LP, 9.50%, 12/15/19 (e)	250,000	283,750
Rexel SA, 6.125%, 12/15/19 (e)	200,000	210,000
Reynolds Group Issuer Inc / Reynolds Group Issuer LLC:
7.125%, 4/15/19	500,000	537,500
9.00%, 4/15/19	250,000	260,000
9.875%, 8/15/19	250,000	267,500
SBA Telecommunications, Inc., 5.75%, 7/15/20 (e)	250,000	265,625
Seadrill Ltd., 5.625%, 9/15/17 (e)	500,000	496,250
Seagate Technology International, 10.00%, 5/1/14 (e)	250,000	269,063
Sealed Air Corp., 8.125%, 9/15/19 (e)	250,000	281,250
Select Medical Holdings Corp., 6.429%, 9/15/15 (r)	1,000,000	1,000,000
Serta Simmons Holdings LLC, 8.125%, 10/1/20 (e)	250,000	250,000
ServiceMaster Co.:
8.00%, 2/15/20	250,000	260,625
7.00%, 8/15/20 (e)	500,000	501,250
Sinclair Television Group, Inc., 6.125%, 10/1/22 (e)	500,000	530,625
SM Energy Co., 6.50%, 1/1/23	500,000	535,000
Sophia LP / Sophia Finance, Inc., 9.75%, 1/15/19 (e)	250,000	269,375
Spencer Spirit Holdings, Inc., 11.00%, 5/1/17 (e)	850,000	911,625
Sprint Nextel Corp., 6.00%, 12/1/16	500,000	543,750
Standard Pacific Corp., 10.75%, 9/15/16	250,000	310,625
STATS ChipPAC Ltd., 7.50%, 8/12/15 (e)	500,000	532,500
SUPERVALU, Inc., 7.50%, 11/15/14	250,000	242,500
Telefonica Emisiones SAU, 0.643%, 2/4/13 (r)	500,000	499,463
Toys R Us, Inc., 10.375%, 8/15/17	500,000	521,250
Triumph Group, Inc., 8.625%, 7/15/18	250,000	277,500
Tronox Finance LLC, 6.375%, 8/15/20 (e)	500,000	505,000
TRW Automotive, Inc., 8.875%, 12/1/17 (e)	250,000	275,000
UCI International, Inc., 8.625%, 2/15/19	250,000	247,813
United Air Lines, Inc., 9.875%, 8/1/13 (e)	643,000	646,617
United Rentals North America, Inc.:
9.25%, 12/15/19	250,000	285,000
7.375%, 5/15/20 (e)	500,000	548,750
Videotron Ltd., 9.125%, 4/15/18	500,000	532,500
Virgin Media Finance plc, 5.25%, 2/15/22	250,000	265,000
VWR Funding, Inc., 7.25%, 9/15/17 (e)	500,000	525,000

Total Corporate Bonds (Cost $67,200,611)		70,846,476

FLOATING RATE LOANS(d)- 2.5%
BJ's Wholesale Club, Inc., 5.75%, 9/20/19 (r)	500,000	506,518
Getty Images, Inc., 4.75%, 10/18/19 (r)	1,000,000	1,000,156
Party City Holdings, Inc., 5.75%, 7/27/19 (r)	498,750	503,348

Total Floating Rate Loans (Cost $1,979,614)		2,010,022

TIME DEPOSIT - 4.9%
State Street Bank Time Deposit, 0.12%, 1/2/13	3,833,623	3,833,623

Total Time Deposit (Cost $3,833,623)		3,833,623

EQUITY SECURITIES - 0.0%	SHARES
Avado Brands, Inc. (b)*	9,462	—
Intermet Corp. (b)*	6,346	—
Paging Network Do Brazil Holding Co. LLC, Class B (b)(e)*	1,000	—

Total Equity Securities (Cost $282,378)		—

TOTAL INVESTMENTS (Cost $73,296,226) - 98.0%		76,690,121
Other assets and liabilities, net - 2.0%		1,532,267
NET ASSETS - 100%		$78,222,388

(b) This security was valued by the Board of Trustees. See Note A.

(d) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at period end. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(w) Security is in default and is no longer accruing interest.

* Non-income producing security.

Abbreviations:
LLC: Limited Liability Corporation
LP: Limited Partnership
plc: Public Limited Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT SHORT DURATION INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2012

ASSET-BACKED SECURITIES - 2.5%	PRINCIPAL AMOUNT	VALUE
AmeriCredit Automobile Receivables Trust:
5.213%, 1/6/15 (r)	$927,469	$932,212
1.31%, 11/8/17	4,000,000	4,016,396
Bear Stearns Asset Backed Securities Trust:
0.43%, 12/25/35 (r)	3,163,938	3,116,428
0.33%, 4/25/37 (r)	417,687	414,267
Chrysler Financial Auto Securitization Trust, 2.00%, 1/8/14	2,250,000	2,254,793
CPS Auto Trust, 1.82%, 12/16/19 (e)	3,130,936	3,131,998
DT Auto Owner Trust:
1.40%, 8/15/14 (e)	1,083,793	1,084,681
3.05%, 8/17/15 (e)	2,627,513	2,635,453
4.89%, 1/17/17 (e)	4,750,000	4,816,471
First Investors Auto Owner Trust, 1.47%, 5/15/18 (e)	5,000,000	5,009,440
Santander Drive Auto Receivables Trust:
1.33%, 5/15/17	3,000,000	2,999,457
1.94%, 3/15/18	3,640,000	3,638,438
Sierra Receivables Funding Co. LLC:
2.84%, 11/20/28 (e)	5,020,059	5,119,556
1.87%, 8/20/29 (e)	4,609,521	4,600,132
SVO VOI Mortgage Corp., 2.00%, 9/20/29 (e)	2,946,166	2,945,689
Westlake Automobile Receivables Trust, 1.03%, 3/15/16 (e)	1,500,000	1,501,590

Total Asset-Backed Securities (Cost $48,248,435)		48,217,001

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 0.4%
Chase Mortgage Finance Corp.:
2.991%, 2/25/37 (r)	742,781	748,536
3.003%, 2/25/37 (r)	362,361	365,950
3.01%, 2/25/37 (r)	2,528,506	2,505,530
GMAC Mortgage Corp. Loan Trust, 5.50%, 10/25/33	692,411	697,974
Springleaf Mortgage Loan Trust, 1.57%, 12/25/59 (e)(r)	3,051,911	3,069,078

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $7,004,330)		7,387,068

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.4%
BAMLL-DB Trust:
2.343%, 4/13/29 (e)	218,949	222,215
3.352%, 4/13/29 (e)	4,397,953	4,634,396
Banc of America Merrill Lynch Commercial Mortgage, Inc.:
5.556%, 6/10/39 (r)	1,756,926	1,863,556
4.576%, 7/10/42	999,145	1,001,064
Commercial Mortgage Asset Trust, 7.35%, 1/17/32 (r)	8,022,000	8,310,607
Commercial Mortgage Pass Through Certificates, 2.388%, 12/10/45	2,155,000	2,188,122
Credit Suisse First Boston Mortgage Securities Corp.:
4.597%, 3/15/35	220,257	220,199
3.936%, 5/15/38	7,618,765	7,641,713
GE Capital Commercial Mortgage Corp., 4.692%, 11/10/38 (r)	2,000,000	2,051,872
JP Morgan Chase Commercial Mortgage Securities Corp., 5.299%, 6/12/41 (r)	763,295	780,648
Morgan Stanley Capital I Trust, 5.007%, 1/14/42	381,077	381,412
Morgan Stanley Dean Witter Capital I:
6.55%, 7/15/33	7,480,000	7,698,222
5.08%, 9/15/37	1,005,857	1,005,576
Motel 6 Trust, 1.948%, 10/5/25 (e)	6,975,000	7,027,117

Total Commercial Mortgage-Backed Securities (Cost $45,854,432)		45,026,719

CORPORATE BONDS - 77.2%
99¢ Only Stores, 11.00%, 12/15/19	1,500,000	1,710,000
AbbVie, Inc.:
1.072%, 11/6/15 (e)(r)	2,000,000	2,023,070
1.20%, 11/6/15 (e)	3,000,000	3,020,043
1.75%, 11/6/17 (e)	2,000,000	2,021,754
Aetna, Inc., 1.50%, 11/15/17	1,000,000	1,002,022
Affiliated Computer Services, Inc., 5.20%, 6/1/15	3,000,000	3,224,748
Alcoa, Inc.:
6.00%, 7/15/13	2,250,000	2,309,668
6.75%, 7/15/18	4,000,000	4,569,664
Alliance Mortgage Investments, Inc.:
12.61%, 6/1/10 (b)(r)(x)*	385,345	—
15.36%, 12/1/10 (b)(r)(x)*	259,801	—
Ally Financial, Inc.:
4.50%, 2/11/14	875,000	900,156
4.625%, 6/26/15	2,000,000	2,084,952
America Movil SAB de CV, 2.375%, 9/8/16	2,250,000	2,338,612
American Express Centurion Bank:
0.76%, 11/13/15 (r)	6,150,000	6,141,322
0.875%, 11/13/15	2,000,000	1,998,530
American Express Credit Corp., 1.411%, 6/12/15 (r)	2,500,000	2,543,085
American International Group, Inc.:
4.25%, 5/15/13	9,081,000	9,191,298
4.25%, 9/15/14	4,000,000	4,213,596
3.00%, 3/20/15	3,000,000	3,121,548
5.05%, 10/1/15	3,650,000	4,027,300
5.60%, 10/18/16	2,000,000	2,283,924
American Tower Corp.:
4.50%, 1/15/18	2,420,000	2,652,838
5.90%, 11/1/21	3,500,000	4,178,188
Amgen, Inc.:
1.875%, 11/15/14	2,000,000	2,045,340
2.50%, 11/15/16	1,550,000	1,628,545
Anadarko Petroleum Corp., 6.375%, 9/15/17	2,400,000	2,866,788
Antero Resources Finance Corp., 6.00%, 12/1/20 (e)	2,000,000	2,025,000
Apache Corp., 1.75%, 4/15/17	1,000,000	1,026,863
ArcelorMittal:
5.375%, 6/1/13	7,500,000	7,575,307
4.25%, 2/25/15	2,000,000	2,020,124
5.00%, 2/25/17	3,000,000	3,028,185
ASIF Global Financing XIX, 4.90%, 1/17/13 (e)	8,000,000	8,011,296
AT&T, Inc.:
0.875%, 2/13/15	5,000,000	5,023,440
2.50%, 8/15/15	3,000,000	3,127,734
2.95%, 5/15/16	6,000,000	6,352,332
2.40%, 8/15/16	8,000,000	8,348,568
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (b)(e)(p)*	350,000	—
Avis Budget Car Rental LLC, 2.81%, 5/15/14 (r)	3,000,000	2,981,250
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 8.25%, 1/15/19	1,044,000	1,153,620
Bank of America Corp.:
1.897%, 7/11/14 (r)	11,949,000	12,087,537
0.638%, 9/15/14 (r)	1,400,000	1,387,039
4.50%, 4/1/15	2,000,000	2,131,852
3.875%, 3/22/17	2,050,000	2,223,268
5.65%, 5/1/18	5,750,000	6,689,797
Bank of America NA, 5.30%, 3/15/17	22,400,000	25,193,504
Bank of New York Mellon Corp.:
1.70%, 11/24/14	7,200,000	7,363,339
2.40%, 1/17/17	2,000,000	2,095,204
1.969%, 6/20/17 (r)	3,000,000	3,093,888
Bank of Nova Scotia:
1.85%, 1/12/15	6,350,000	6,502,902
1.95%, 1/30/17 (e)	2,000,000	2,083,200
Becton Dickinson and Co., 1.75%, 11/8/16	2,000,000	2,059,068
BellSouth Corp., 4.02%, 4/26/21 (e)	7,800,000	7,880,675
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22	5,000,000	5,209,230
Berkshire Hathaway, Inc., 1.90%, 1/31/17	3,000,000	3,101,166
BHP Billiton Finance USA Ltd.:
1.125%, 11/21/14	5,000,000	5,060,290
1.875%, 11/21/16	5,000,000	5,155,380
1.625%, 2/24/17	4,000,000	4,090,340
BNSF Funding Trust I, 6.613% to 1/15/26, floating rate thereafter to 12/15/55 (r)	8,869,000	10,055,229
BP Capital Markets plc, 1.846%, 5/5/17	5,000,000	5,111,370
Burger King Corp., 9.875%, 10/15/18	1,500,000	1,717,500
Caisse Centrale Desjardins du Quebec, 2.55%, 3/24/16 (e)	5,000,000	5,291,500
Cantor Fitzgerald LP:
6.375%, 6/26/15 (e)	8,835,000	8,948,433
7.875%, 10/15/19 (e)	11,550,000	11,841,395
Capital One Capital III, 7.686%, 8/1/66	2,250,000	2,250,000
Capital One Capital VI, 8.875%, 5/15/40	2,587,000	2,587,000
Capital One Financial Corp.:
1.49%, 7/15/14 (r)	5,000,000	5,053,940
2.15%, 3/23/15	3,500,000	3,572,593
0.953%, 11/6/15 (r)	2,000,000	2,005,050
1.00%, 11/6/15	3,500,000	3,488,177
3.15%, 7/15/16	8,000,000	8,493,488
6.15%, 9/1/16	3,800,000	4,347,276
Carrols Restaurant Group, Inc., 11.25%, 5/15/18 (e)	1,500,000	1,642,500
Caterpillar Financial Services Corp.:
1.125%, 12/15/14	5,000,000	5,053,635
0.70%, 11/6/15	2,000,000	1,994,892
1.25%, 11/6/17	1,000,000	999,247
Cemex SAB de CV, 5.311%, 9/30/15 (e)(r)	12,100,000	12,251,250
CenturyLink, Inc., 5.80%, 3/15/22	9,250,000	9,778,425
Checkers Drive-In Restaurants, Inc., 11.00%, 12/1/17 (e)	1,500,000	1,522,500
Chesapeake Energy Corp., 7.625%, 7/15/13	10,850,000	11,175,500
Chevron Corp., 1.104%, 12/5/17	3,000,000	3,020,946
CIT Group, Inc.:
4.75%, 2/15/15 (e)	5,675,000	5,902,000
5.00%, 5/15/17	2,000,000	2,120,000
4.25%, 8/15/17	1,700,000	1,750,561
5.25%, 3/15/18	1,500,000	1,605,000
Citigroup, Inc.:
5.50%, 4/11/13	5,000,000	5,051,515
0.436%, 3/7/14 (r)	13,750,000	13,661,450
6.375%, 8/12/14	3,940,000	4,257,761
2.65%, 3/2/15	5,500,000	5,663,713
4.75%, 5/19/15	65,000	70,072
4.587%, 12/15/15	3,309,000	3,612,601
3.953%, 6/15/16	9,000,000	9,687,249
4.45%, 1/10/17	11,500,000	12,739,700
Colgate-Palmolive Co., 1.30%, 1/15/17	3,425,000	3,483,790
ConAgra Foods, Inc.:
1.35%, 9/10/15	2,000,000	1,999,938
2.10%, 3/15/18	2,000,000	2,003,310
Constellation Brands, Inc., 7.25%, 9/1/16	1,500,000	1,732,500
Costco Wholesale Corp., 1.70%, 12/15/19	3,000,000	3,020,430
Crown Castle Towers LLC:
3.214%, 8/15/35 (e)	3,000,000	3,127,851
5.495%, 1/15/37 (e)	4,000,000	4,563,564
4.174%, 8/15/37 (e)	5,500,000	6,035,535
4.883%, 8/15/40 (e)	2,960,000	3,339,954
CVS Pass-Through Trust:
5.789%, 1/10/26 (e)	5,108,378	5,823,551
6.036%, 12/10/28	7,823,490	9,147,772
Daimler Finance North America LLC:
0.92%, 3/28/14 (e)(r)	8,000,000	8,016,872
1.875%, 9/15/14 (e)	1,500,000	1,524,585
2.625%, 9/15/16 (e)	3,000,000	3,117,036
DDR Corp., 4.75%, 4/15/18	8,265,000	9,159,876
Delta Air Lines Pass Through Trust, 6.75%, 5/23/17	2,750,000	2,860,000
Deutsche Telekom International Finance BV, 2.25%, 3/6/17 (e)	4,000,000	4,101,948
Devon Energy Corp., 1.875%, 5/15/17	2,000,000	2,038,856
Discover Bank, 8.70%, 11/18/19	2,107,000	2,741,801
Discover Financial Services:
6.45%, 6/12/17	4,175,000	4,882,132
3.85%, 11/21/22 (e)	6,783,000	6,999,201
DISH DBS Corp., 4.625%, 7/15/17	3,000,000	3,127,500
Dow Chemical Co.:
4.125%, 11/15/21	2,500,000	2,738,810
3.00%, 11/15/22	4,000,000	3,991,096
Dr Pepper Snapple Group, Inc., 2.60%, 1/15/19	3,000,000	3,093,696
Duke Energy Carolinas LLC, 1.75%, 12/15/16	3,000,000	3,075,636
Duke Realty LP:
4.625%, 5/15/13	2,750,000	2,788,396
6.25%, 5/15/13	7,967,000	8,124,587
Eastman Chemical Co., 2.40%, 6/1/17	2,000,000	2,066,486
Eaton Corp., 0.95%, 11/2/15 (e)	3,000,000	3,009,126
Ecolab, Inc., 3.00%, 12/8/16	5,000,000	5,313,570
Enterprise Products Operating LLC, 7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	22,805,000	26,111,725
ERP Operating LP, 5.25%, 9/15/14	6,811,000	7,316,472
Esplanade Theatres LLC VRDN, 0.31%, 11/1/42 (r)	4,710,000	4,710,000
Express Scripts Holding Co.:
2.75%, 11/21/14 (e)	2,500,000	2,578,988
2.10%, 2/12/15 (e)	3,000,000	3,055,965
FBG Finance Ltd., 5.125%, 6/15/15 (e)	6,150,000	6,746,556
Fifth Third Bank, 0.421%, 5/17/13 (r)	12,515,000	12,511,934
First Niagara Fina ncial Group, Inc., 6.75%, 3/19/20	1,500,000	1,775,051
Ford Motor Credit Co. LLC:
3.875%, 1/15/15	3,000,000	3,128,529
2.75%, 5/15/15	4,000,000	4,082,280
4.207%, 4/15/16	23,550,000	25,118,807
3.984%, 6/15/16	4,000,000	4,247,304
4.25%, 2/3/17	4,600,000	4,927,939
Foster's Finance Corp., 4.875%, 10/1/14 (e)	8,880,000	9,478,095
Four Fishers LLC VRDN, 0.41%, 4/1/24 (r)	4,490,000	4,490,000
Freeport-McMoRan Copper & Gold, Inc.:
1.40%, 2/13/15	4,000,000	3,991,616
2.15%, 3/1/17	3,000,000	3,015,933
Frontier Communications Corp., 6.25%, 1/15/13	6,300,000	6,307,875
General Electric Capital Corp.:
1.016%, 4/24/14 (r)	5,000,000	5,036,390
2.15%, 1/9/15	3,000,000	3,081,405
1.00%, 12/11/15	1,000,000	1,004,024
2.95%, 5/9/16	5,000,000	5,266,840
3.35%, 10/17/16	7,000,000	7,513,702
2.30%, 4/27/17	9,000,000	9,331,929
1.60%, 11/20/17	2,000,000	2,001,298
2.10%, 12/11/19	1,000,000	1,002,827
General Electric Capital Corp. / LJ VP Holdings LLC, 3.80%, 6/18/19 (e)	5,000,000	5,327,890
Georgia Gulf Corp., 9.00%, 1/15/17 (e)	3,600,000	4,005,000
Gilead Sciences, Inc.:
2.40%, 12/1/14	2,000,000	2,062,456
3.05%, 12/1/16	3,000,000	3,213,078
Glitnir Banki HF:
2.95%, 10/15/08 (y)*	10,440,000	2,844,900
6.33%, 7/28/11 (e)(y)*	180,000	49,050
Goldman Sachs Group, Inc.:
5.35%, 1/15/16	12,000,000	13,264,728
3.625%, 2/7/16	4,300,000	4,551,649
0.76%, 3/22/16 (r)	6,000,000	5,823,990
6.15%, 4/1/18	7,600,000	8,928,237
Great River Energy, 5.829%, 7/1/17 (e)	11,157,088	11,865,898
Harley-Davidson Financial Services, Inc., 1.15%, 9/15/15 (e)	3,000,000	3,007,875
Hartford Financial Services Group, Inc., 4.00%, 10/15/17	5,000,000	5,462,010
HCA, Inc., 6.25%, 2/15/13	14,384,000	14,455,920
Health Care REIT, Inc., 3.625%, 3/15/16	1,000,000	1,055,972
Hercules Offshore, Inc., 7.125%, 4/1/17 (e)	3,000,000	3,142,500
Hewlett-Packard Co.:
1.859%, 9/19/14 (r)	8,000,000	7,926,664
2.20%, 12/1/15	2,816,000	2,819,849
2.60%, 9/15/17	2,750,000	2,678,929
HSBC Bank plc:
1.625%, 8/12/13 (e)	4,395,000	4,425,765
1.13%, 1/17/14 (e)(r)	9,500,000	9,565,569
HSBC USA, Inc., 2.375%, 2/13/15	2,000,000	2,057,252
Hyundai Capital Services, Inc., 3.50%, 9/13/17 (e)	3,000,000	3,168,030
Innovation Ventures LLC / Innovation Ventures Finance Corp., 9.50%, 8/15/19 (e)	5,250,000	4,935,000
International Business Machines Corp.:
0.875%, 10/31/14	3,500,000	3,529,494
0.55%, 2/6/15	5,000,000	5,000,930
1.95%, 7/22/16	5,000,000	5,196,355
International Lease Finance Corp.:
6.50%, 9/1/14 (e)	5,000,000	5,337,500
4.875%, 4/1/15	4,750,000	4,916,630
iPCS, Inc., 2.438%, 5/1/13 (r)	2,500,000	2,493,750
Jefferies Group, Inc., 5.125%, 4/13/18	2,500,000	2,625,000
John Deere Capital Corp.:
1.25%, 12/2/14	1,860,000	1,884,716
2.00%, 1/13/17	4,000,000	4,138,884
JPMorgan Chase & Co.:
1.435%, 9/22/15 (r)	14,500,000	14,714,629
3.15%, 7/5/16	8,000,000	8,475,600
2.00%, 8/15/17	10,000,000	10,214,960
JPMorgan Chase Bank, 0.64%, 6/13/16 (r)	5,850,000	5,687,154
Kenan Advantage Group, Inc., 8.375%, 12/15/18 (e)	2,000,000	2,040,000
KeyBank, 5.80%, 7/1/14	7,500,000	8,033,722
Kinder Morgan Energy Partners LP, 3.50%, 3/1/16	5,000,000	5,344,995
Kraft Foods Group, Inc.:
1.625%, 6/4/15 (e)	1,000,000	1,017,769
2.25%, 6/5/17 (e)	2,000,000	2,068,632
Lender Processing Services, Inc., 5.75%, 4/15/23	2,050,000	2,126,875
Leucadia National Corp., 8.125%, 9/15/15	4,200,000	4,725,000
Life Technologies Corp., 3.375%, 3/1/13	2,500,000	2,507,543
Lockheed Martin Corp., 2.125%, 9/15/16	2,000,000	2,072,194
Lowe's Co.'s, Inc., 1.625%, 4/15/17	1,000,000	1,023,313
LyondellBasell Industries NV, 5.00%, 4/15/19	2,000,000	2,210,000
Marriott International, Inc., 5.625%, 2/15/13	5,000,000	5,026,875
Masco Corp.:
4.80%, 6/15/15	10,500,000	10,998,592
5.85%, 3/15/17	3,010,000	3,275,783
Mastro's Restaurants LLC/RRG Finance Corp., 12.00%, 6/1/17 (e)	4,062,333	4,224,826
Merrill Lynch & Co., Inc.:
0.80%, 1/15/15 (r)	8,230,000	8,068,165
5.70%, 5/2/17	5,000,000	5,487,500
6.40%, 8/28/17	5,000,000	5,871,775
MetLife Institutional Funding II, 1.254%, 4/4/14 (e)(r)	10,000,000	10,084,970
MGM Resorts International, 6.75%, 4/1/13	2,000,000	2,022,500
Microsoft Corp., 0.875%, 11/15/17	1,000,000	994,735
Molson Coors Brewing Co., 2.00%, 5/1/17	1,000,000	1,024,424
Morgan Stanley:
0.651%, 1/9/14 (r)	3,000,000	2,978,814
0.82%, 10/15/15 (r)	5,750,000	5,571,554
3.80%, 4/29/16	5,000,000	5,248,925
6.25%, 8/28/17	22,200,000	25,409,054
National Oilwell Varco, Inc., 1.35%, 12/1/17	1,000,000	1,006,364
Nationwide Health Properties, Inc.:
6.25%, 2/1/13	14,629,000	14,688,511
6.90%, 10/1/37	8,890,000	11,016,790
6.59%, 7/7/38	1,300,000	1,580,137
NBCUniversal Media LLC, 2.875%, 4/1/16	5,000,000	5,271,230
NetApp, Inc., 2.00%, 12/15/17	3,000,000	2,989,308
New York Life Global Funding, 1.65%, 5/15/17 (e)	3,050,000	3,106,114
NII Capital Corp.:
10.00%, 8/15/16	2,000,000	1,860,000
7.625%, 4/1/21	17,470,000	13,233,525
Nissan Motor Acceptance Corp., 1.95%, 9/12/17 (e)	5,000,000	5,068,310
Noble Holding International Ltd., 2.50%, 3/15/17	2,000,000	2,064,074
NuStar Pipeline Operating Partnership LP, 5.875%, 6/1/13	7,081,000	7,159,691
Penske Truck Leasing Co. LP / PTL Finance Corp.:
3.125%, 5/11/15 (e)	2,000,000	2,040,680
2.50%, 3/15/16 (e)	5,000,000	5,013,470
3.75%, 5/11/17 (e)	3,000,000	3,139,113
Pernod-Ricard SA:
2.95%, 1/15/17 (e)	5,000,000	5,258,630
4.25%, 7/15/22 (e)	2,000,000	2,197,920
Pioneer Natural Resources Co., 5.875%, 7/15/16	14,450,000	16,384,710
PNC Funding Corp., 5.625%, 2/1/17	2,700,000	3,117,371
Prudential Covered Trust, 2.997%, 9/30/15 (e)	1,900,000	1,970,323
Regions Financial Corp., 5.75%, 6/15/15	5,000,000	5,406,250
Rio Tinto Finance USA plc:
1.125%, 3/20/15	3,000,000	3,024,582
2.00%, 3/22/17	7,000,000	7,165,508
Royal Bank of Canada, 1.20%, 9/19/17	18,425,000	18,469,220
Ryder System, Inc., 3.15%, 3/2/15	4,000,000	4,131,208
SABMiller Holdings, Inc., 2.45%, 1/15/17 (e)	22,000,000	22,932,690
Safeway, Inc.:
1.811%, 12/12/13 (r)	9,000,000	9,002,790
3.40%, 12/1/16	2,000,000	2,065,434
Select Medical Holdings Corp., 6.429%, 9/15/15 (r)	1,750,000	1,750,000
Sherwin-Williams Co., 1.35%, 12/15/17	2,000,000	1,995,606
Simon Property Group LP:
5.25%, 12/1/16	2,000,000	2,288,274
2.80%, 1/30/17	5,000,000	5,275,930
SLM Corp., 5.375%, 1/15/13	5,000,000	4,999,970
Spencer Spirit Holdings, Inc., 11.00%, 5/1/17 (e)	12,460,000	13,363,350
SSIF Nevada LP, 1.04%, 4/14/14 (e)(r)	4,030,000	4,052,564
St. Jude Medical, Inc., 2.50%, 1/15/16	920,000	953,678
SunTrust Bank, 0.602%, 8/24/15 (r)	5,650,000	5,489,020
SunTrust Banks, Inc., 3.50%, 1/20/17	2,500,000	2,684,808
SUPERVALU, Inc., 7.50%, 11/15/14	1,750,000	1,697,500
Symantec Corp.:
2.75%, 9/15/15	2,710,000	2,802,847
2.75%, 6/15/17	5,000,000	5,142,115
Telefonica Emisiones SAU:
0.643%, 2/4/13 (r)	12,800,000	12,786,253
2.582%, 4/26/13	3,275,000	3,286,463
3.992%, 2/16/16	2,770,000	2,882,185
TESCO plc, 2.00%, 12/5/14 (e)	3,000,000	3,065,574
Teva Pharmaceutical Finance IV LLC, 1.70%, 11/10/14	2,000,000	2,046,034
The Coca-Cola Co., 1.80%, 9/1/16	930,000	960,551
The Interpublic Group of Co.'s, Inc., 10.00%, 7/15/17	6,230,000	6,806,275
TIERS Trust, 8.45%, 12/1/17 (b)(e)(n)*	658,859	—
Time Warner Cable, Inc., 4.00%, 9/1/21	5,000,000	5,488,325
Time Warner, Inc., 3.40%, 6/15/22	3,000,000	3,129,237
Toronto-Dominion Bank, 2.20%, 7/29/15 (e)	7,000,000	7,294,000
Total Capital International SA, 1.55%, 6/28/17	3,000,000	3,046,251
Toyota Motor Credit Corp., 2.05%, 1/12/17	7,600,000	7,860,368
Toys R Us Property Co. I LLC, 10.75%, 7/15/17	4,118,000	4,437,145
United Technologies Corp., 1.80%, 6/1/17	2,000,000	2,058,716
UnitedHealth Group, Inc., 1.875%, 11/15/16	2,000,000	2,059,584
US Bank, 3.778% to 4/29/15, floating rate thereafter to 4/29/20 (r)	35,979,000	38,146,987
Ventas Realty LP / Ventas Capital Corp., 4.00%, 4/30/19	2,000,000	2,149,884
Verizon Communications, Inc.:
1.25%, 11/3/14	2,500,000	2,529,533
2.00%, 11/1/16	10,000,000	10,349,350
Viacom, Inc., 2.50%, 12/15/16	2,000,000	2,085,346
Volkswagen International Finance NV, 0.97%, 4/1/14 (e)(r)	5,000,000	5,016,120
Wachovia Capital Trust III, 5.57%, 12/31/49 (r)	32,587,000	32,424,065
Walt Disney Co.:
0.875%, 12/1/14	3,950,000	3,982,587
1.125%, 2/15/17	3,000,000	3,002,280
Watson Pharmaceuticals, Inc., 1.875%, 10/1/17	1,000,000	1,013,149
WellPoint, Inc.:
1.25%, 9/10/15	1,000,000	1,007,908
1.875%, 1/15/18	2,000,000	2,024,838
Wells Fargo & Co., 1.23%, 6/26/15 (r)	4,200,000	4,239,682
Western Union Co., 2.875%, 12/10/17	2,250,000	2,229,408
Willis North America, Inc., 5.625%, 7/15/15	6,691,000	7,310,172
Xerox Corp.:
4.25%, 2/15/15	2,750,000	2,892,145
2.95%, 3/15/17	3,000,000	3,078,069
Xstrata Finance Canada Ltd.:
2.85%, 11/10/14 (e)	2,500,000	2,566,000
1.80%, 10/23/15 (e)	2,000,000	2,010,860
Yara International ASA, 5.25%, 12/15/14 (e)	5,250,000	5,643,655
Zimmer Holdings, Inc., 1.40%, 11/30/14	4,000,000	4,030,084

Total Corporate Bonds (Cost $1,425,571,636)		1,477,495,792

MUNICIPAL OBLIGATIONS - 3.9%
Albany New York IDA Civic Facilities Revenue VRDN, 0.59%, 5/1/27 (r)	1,965,000	1,965,000
California HFA Revenue VRDN, 0.11%, 8/1/33 (r)	1,097,000	1,097,000
California Statewide Communities Development Authority MFH Revenue VRDN:
0.18%, 3/15/34 (r)	300,000	300,000
0.14%, 10/15/34 (r)	6,320,000	6,320,000
California Statewide Communities Development Authority Revenue Bonds, Zero Coupon, 6/1/13	3,190,000	3,146,712
Chicago Illinois MFH Revenue VRDN, 0.13%, 7/1/29 (r)	5,200,000	5,200,000
Collier County Florida HFA MFH Revenue VRDN, 0.13%, 7/15/34 (r)	2,100,000	2,100,000
Corte Madera California COPs, 5.447%, 2/1/16	790,000	801,447
Florida Housing Finance Corp. MFH Revenue VRDN, Series B, 0.27%, 10/15/32 (r)	1,700,000	1,700,000
Frisco Texas Economic Development Corp. Sales Tax Revenue Bonds, 5.619%, 2/15/17	755,000	784,785
Hayward California MFH Revenue VRDN, 0.12%, 5/1/38 (r)	3,710,000	3,710,000
Milpitas California MFH Revenue VRDN, 0.14%, 8/15/33 (r)	1,900,000	1,900,000
Mississippi Home Corp. MFH Revenue VRDN, 0.18%, 8/15/40 (r)	900,000	900,000
Montgomery County Maryland Housing Opportunities Commission Revenue VRDN, 0.12%, 12/1/30 (r)	1,000,000	1,000,000
Nevada Housing Division Revenue VRDN, 0.15%, 4/15/39 (r)	9,300,000	9,300,000
New Britain Connecticut GO Revenue VRDN, 0.28%, 2/1/26 (r)	2,600,000	2,600,000
New York City GO VRDN, 0.10%, 4/1/42 (r)	2,200,000	2,200,000
New York City Housing Development Corp. MFH Mortgage Revenue VRDN, 0.13%, 5/15/39 (r)	2,200,000	2,200,000
New York City Housing Development Corp. MFH Rent Revenue VRDN, 0.17%, 11/15/35 (r)	1,000,000	1,000,000
New York City Housing Development Corp. MFH Revenue VRDN:
0.17%, 6/15/34 (r)	1,100,000	1,100,000
0.19%, 11/15/37 (r)	2,485,000	2,485,000
New York State HFA Revenue VRDN:
0.19%, 11/15/29 (r)	2,000,000	2,000,000
0.19%, 5/15/33 (r)	1,000,000	1,000,000
0.15%, 5/15/34 (r)	2,100,000	2,100,000
0.19%, 5/15/36 (r)	1,700,000	1,700,000
0.15%, 5/15/37 (r)	1,200,000	1,200,000
0.17%, 11/15/38 (r)	575,000	575,000
Rural Electric Cooperative Grantor Trust Certificates VRDN, 0.26%, 12/18/17 (r)	9,115,000	9,115,000
San Francisco California City & County Redevelopment Agency Revenue VRDN, 0.11%, 6/15/34 (r)	1,200,000	1,200,000
South Bend County Indiana Economic Development Income Tax Revenue Bonds, 5.20%, 2/1/14	525,000	542,288
South Dakota MFH Development Authority Revenue VRDN, 0.12%, 1/1/44 (r)	320,000	320,000
Tarrant County Texas Industrial Development Corp. Revenue VRDN, 0.25%, 9/1/27 (r)	1,240,000	1,240,000
Tuscaloosa County Alabama IDA Gulf Opportunity Zone Revenue VRDN, 0.18%, 3/1/27 (r)	900,000	900,000
Wisconsin Health & Educational Facilities Authority Revenue VRDN, 0.11%, 4/1/35 (r)	1,675,000	1,675,000

Total Municipal Obligations (Cost $75,287,739)		75,377,232

COMMERCIAL PAPER - 2.3%
Daimler Finance North America LLC, 0.95%, 2/7/13 (e)	24,500,000	24,476,078
Rio Tinto America, Inc., 0.406%, 1/7/13 (e)	6,600,000	6,599,653
Wyndham Worldwide Corp.:
0.90%, 1/7/13 (e)	3,000,000	2,999,726
0.92%, 1/14/13 (e)	10,000,000	9,998,137

Total Commercial Paper (Cost $44,071,866)		44,073,594

SOVEREIGN GOVERNMENT BONDS - 1.2%
Province of Ontario Canada, 1.65%, 9/27/19	22,245,000	22,231,653

Total Sovereign Government Bonds (Cost $22,323,403)		22,231,653

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 0.1%
COP I LLC, 3.613%, 12/5/21	2,372,943	2,613,765

Total U.S. Government Agencies and Instrumentalities (Cost $2,372,943)		2,613,765

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 1.2%
Fannie Mae, 3.00%, 1/4/13	20,995,000	21,998,823
Ginnie Mae, 5.50%, 5/20/32	69,777	11

Total U.S. Government Agency Mortgage-Backed Securities (Cost $22,088,641)		21,998,834

U.S. TREASURY OBLIGATIONS - 1.6%
United States Treasury Notes:
0.25%, 11/30/14	16,080,000	16,080,627
0.375%, 11/15/15	910,000	910,854
0.625%, 11/30/17	6,855,000	6,831,974
1.625%, 11/15/22	6,625,000	6,552,536

Total U.S. Treasury Obligations (Cost $30,379,263)		30,375,991

TIME DEPOSIT - 7.2%
State Street Bank Time Deposit, 0.12%, 1/2/13	138,379,263	138,379,263

Total Time Deposit (Cost $138,379,263)		138,379,263

EQUITY SECURITIES - 0.4%	SHARES
CoBank ACB, Preferred (e)	4,300	2,898,469
Woodbourne Capital:
Trust I, Preferred (b)(e)	2,125,000	1,051,875
Trust II, Preferred (b)(e)	2,125,000	1,051,875
Trust III, Preferred (b)(e)	3,125,000	1,546,875
Trust IV, Preferred (b)(e)	3,125,000	1,546,875

Total Equity Securities (Cost $7,519,753)		8,095,969

TOTAL INVESTMENTS (Cost $1,869,101,704) - 100.4%		1,921,272,881
Other assets and liabilities, net - (0.4%)		(7,352,946)
NET ASSETS - 100%		$1,913,919,935

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Sold:
2 Year U.S. Treasury Notes	589	3/13	$129,856,094	($28,345)
5 Year U.S. Treasury Notes	603	3/13	75,021,680	121,731
10 Year U.S. Treasury Notes	124	3/13	16,464,875	104,876
Total Sold				$198,262

(b) This security was valued by the Board of Trustees. See Note A.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(n) The Illinois Insurance Department prohibited Lumbermens from making interest payments. This TIERS security is based on interest payments from Lumbermens. This security is no longer accruing interest.

(p) The State of New York Insurance Department has prohibited Atlantic Mutual Insurance Co. from making interest payments. This security is no longer accruing interest.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(x) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

(y) The government of Iceland took control of Glitnir Banki HF (the “Bank”) on October 8, 2008. The government has prohibited the Bank from paying any claims owed to foreign entities. This security is no longer accruing interest.

* Non-income producing security.

Abbreviations:
COPs: Certificates of Participation
FHLB: Federal Home Loan Bank
GO: General Obligation
IDA: Industrial Development Agency/Authority
LLC: Limited Liability Corporation
LP: Limited Partnership
MFH: Multi-Family Housing
plc: Public Limited Company
REIT: Real Estate Investment Trust
VRDN: Variable Rate Demand Notes

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A –– SIGNIFICANT ACCOUNTING POLICIES

General: The Calvert Fund (the "Fund") is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund operates as a series fund with six separate portfolios: Income, Short Duration Income, Long-Term Income, Ultra-Short Income, Government, and High Yield Bond.  Each series is registered as a non-diversified portfolio.  The operations of each series are accounted for separately.  Income offers six classes of shares of beneficial interest – Classes A, B, C, I, R, and Y.  Short Duration Income offers four classes of shares of beneficial interest – Classes A, C, I, and Y.  Long-Term Income offers one class of shares of beneficial interest – Class A.  Ultra-Short Income offers two classes shares of beneficial interest – Class A and Y.  Government offers three classes of shares of beneficial interest – Classes A, C, and I.  High Yield Bond offers four classes of shares of beneficial interest – Classes A, C, I, and Y.  Class A shares are sold with a maximum front-end sales charge of 3.75% in Income, Long-Term Income, Government and High Yield, 2.75% in Short Duration Income, and 1.25% in Ultra-Short Income.  Class B shares are sold without a front-end sales charge and, with certain exceptions, will be charged a deferred sales charge at the time of redemption, depending on how long investors have owned the shares.  Class B shares are no longer offered for purchase, except through reinvestment of dividends and/or distributions and through certain exchanges.  Class C shares are sold without a front-end sales charge and, with certain exceptions, will be charged a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment is waived for retirement plans that trade through omnibus accounts and may be waived for certain other institutional accounts where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares.  Class R shares are generally only available to certain retirement plans where plan level or omnibus accounts are held on the books of the Fund.  Class R shares have no front-end or deferred sales charge and have a higher level of expenses than Class A shares.  Class Y shares are generally only available to wrap or similar fee-based programs offered by financial intermediaries that have entered into an agreement with the Fund’s Distributor to offer Class Y shares.  Class Y shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares.  Each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class specific expenses, (b) exchange privileges and (c) class specific voting rights.

Security Valuation:  Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees ("the Board") to value its investments wherever possible.  Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.

The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced.   The Board has delegated the day-to-day responsibility for determining the fair value of assets of the Fund to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.

Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.

The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices.   The Valuation Committee's fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The Valuation Committee utilizes various methods to measure the fair value of the Fund’s investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  Valuation techniques used to value the Fund’s investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, sovereign government bonds, floating rate loans, municipal securities, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and such securities are generally categorized as Level 2 in the hierarchy. For asset-backed securities, collateralized mortgage-backed obligations, commercial mortgage-backed securities, and U.S. government agency mortgage-backed securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy.  In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account.  For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and such securities are categorized as Level 3 in the hierarchy.

If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee.

The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.

The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment.  When more appropriate, the fund may employ an income-based or cost approach.  An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted).  The measurement is based on the value indicated by current market expectations about those future amounts.  Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments.  A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost).  From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.  The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

At December 31, 2012, the following securities were fair valued in good faith under the direction of the Board:

	Total Investments	% of Net Assets
Income	$38,877,963	2.8%
Short Duration Income	5,197,500	0.3%
Long-Term Income	495,000	0.2%
Ultra-Short Income	495,000	0.1%
High Yield Bond	109	0.0%

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2012:

Income	Valuation Inputs
Investments in Securities*	Level 1	Level 2	Level 3	Total
Equity Securities	-	$12,771,000	-	$12,771,000
Asset-backed securities	-	2,428,958	-	2,428,958
Collateralized mortgage-backed obligations	-	276,777	-	276,777
Commercial mortgage-backed securities	-	17,975,986	-	17,975,986
Corporate debt	-	1,094,184,523	$23,816,786	1,118,001,309
Municipal obligations	-	55,039,630	-	55,039,630
U.S. government obligations	-	68,249,174	-	68,249,174
Other debt obligations	-	91,055,520	-	91,055,520
TOTAL	$ -	$1,341,981,568	$23,816,786	$1,365,798,354

Other financial instruments**	$488,886	-	-	$488,886

*  For a complete listing of investments, please refer to the Schedule of Investments.

** Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Corporate
	Debt	Total
Balance as of 9/30/12	$23,324,786	$23,324,786
Accrued discounts/premiums	(416,811)	(416,811)
Realized gain (loss)	536,235	536,235
Change in unrealized appreciation (depreciation)	594,954	594,954
Purchases	1,694,389	1,694,389
Sales	(1,916,767)	(1,916,767)
Transfers in and/or out of Level 3[1]	—	—
Balance as of 12/31/12	$23,816,786	$23,816,786

1The Fund’s policy is to recognize transfers into and transfers out of Level 3 as of the end of the reporting period.

Short Duration Income	Valuation Inputs
Investments in Securities*	Level 1	Level 2	Level 3	Total
Equity securities	$2,898,469	$5,197,500	-	$8,095,969
Asset-backed securities	-	48,217,001	-	48,217,001
Collateralized mortgage-backed obligations	-	7,387,068	-	7,387,068
Commercial mortgage-backed securities	-	45,026,719	-	45,026,719
Corporate debt	-	1,477,495,792	-	1,477,495,792
Municipal obligations	-	75,377,232	-	75,377,232
Other debt obligations	-	204,684,510	-	204,684,510
U.S. government obligations	-	54,988,590	-	54,988,590
TOTAL	$2,898,469	$1,918,374,412	-	$1,921,272,881

Other financial instruments**	$198,262	-	-	$198,262

*  For a complete listing of investments, please refer to the Schedule of Investments.

** Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

Long-Term Income	Valuation Inputs
Investments in Securities*	Level 1	Level 2	Level 3	Total
Equity securities	$269,625	$495,000	-	$764,625
Asset-backed securities	-	399,828	-	399,828
Commercial mortgage-backed securities	-	631,726	-	631,726
Corporate debt	-	173,638,984	-	173,638,984
Municipal obligations	-	2,770,894	-	2,770,894
U.S. government obligations	-	28,533,717	-	28,533,717
Other debt obligations	-	3,230,042	-	3,230,042
TOTAL	$269,625	$209,700,191	-	$209,969,816

Other financial instruments**	$6,435	-	-	$6,435

*  For a complete listing of investments, please refer to the Schedule of Investments.

** Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

Ultra-Short Income	Valuation Inputs
Investments in Securities*	Level 1	Level 2	Level 3	Total
Equity securities	-	$495,000	-	$495,000
Asset-backed securities	-	33,440,722	-	33,440,722
Collateralized mortgage-backed obligations	-	4,174,634	-	4,174,634
Commercial mortgage-backed securities	-	17,575,556	-	17,575,556
Corporate debt	-	311,298,734	-	311,298,734
Municipal obligations	-	18,555,000	-	18,555,000
Other debt obligations	-	22,117,826	-	22,117,826
U.S. government obligations	-	310,291	-	310,291
TOTAL	-	$407,967,763	-	$407,967,763

Other financial instruments**	$11,619	-	-	$11,619

*  For a complete listing of investments, please refer to the Schedule of Investments.

** Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

Government	Valuation Inputs
Investments in Securities*	Level 1	Level 2	Level 3	Total
Asset-backed securities	-	$2,699,332	-	$2,699,332
Collateralized mortgage-backed obligations	-	111,163	-	111,163
Commercial mortgage-backed securities	-	2,288,606	-	2,288,606
Corporate debt	-	4,177,604	-	4,177,604
Municipal obligations	-	1,130,000	-	1,130,000
U.S. government obligations	-	32,936,020	-	32,936,020
Other debt obligations	-	3,082,915	-	3,082,915
TOTAL	-	$46,425,640	-	$46,425,640

Other financial instruments**	$49,679	-	-	$49,679

*  For a complete listing of investments, please refer to the Schedule of Investments.

** Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

High Yield Bond	Valuation Inputs
Investments in Securities*	Level 1	Level 2	Level 3	Total
Corporate debt	-	$70,846,367	$109	$70,846,476
Other debt obligations	-	5,843,645	-	5,843,645
TOTAL	-	$76,690,012	$109**	$76,690,121

*  For a complete listing of investments, please refer to the Schedule of Investments.

** Level 3 securities represent 0.0% of net assets.

Loan Participations and Assignments: The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement.  When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower.

Futures Contracts: The Fund may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge.  The Fund may not enter into futures contracts for the purpose of speculation or leverage.  These futures contracts may include, but are not limited to, futures contracts based on U.S. Government obligations.  The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives.  The Fund may use futures contracts to hedge against changes in the value of interest rates.  The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund's ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts' terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission.  Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default.  As a result, there is minimal counterparty credit risk to the Fund.  During the period, the Fund used U.S. Treasury futures contracts to hedge against interest rate changes and to manage overall duration of the Fund.   The Fund’s futures contracts at period end are presented in the Schedules of Investments.

During the period ended December 31, 2012, Income invested in 2 year, 5 year, and 10 year U.S. Treasury Bond Futures.  The volume of activity has varied throughout the period with a weighted average of 601 contracts and $30,808,752 weighted average notional value.

During the period ended December 31, 2012, Short Duration Income invested in 2 year, 5 year, and 10 year U.S. Treasury Bond Futures.  The volume of activity has varied throughout the period with a weighted average of 404 contracts and $21,295,406 weighted average notional value.

During the period ended December 31, 2012, Long-Term Income invested in 2 year, 5 year, 10 year, and 30 year U.S. Treasury Bond Futures.  The volume of activity has varied throughout the period with a weighted average of 61 contracts and $9,097,404 weighted average notional value.

During the period ended December 31, 2012, Ultra-Short Income invested in 2 year and 5 year U.S. Treasury Bond Futures.  The volume of activity has varied throughout the period with a weighted average of 4 contracts and $3,658,264 weighted average notional value.

During the period ended December 31, 2012, Government invested in 2 year, 5 year, and 10 year U.S. Treasury Bond Futures.  The volume of activity has varied throughout the period with a weighted average of 44 contracts and $4,951,213 weighted average notional value.

Short Sales: The Fund may use a hedging technique that involves short sales of U.S. Treasury securities for the purpose of managing the duration of the Fund. Any short sales are covered with an equivalent amount of high quality, liquid securities.

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain.  Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.  Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures.  (See Schedules of Investments footnotes.)  A debt obligation may be removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees.  Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a specific class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Foreign Currency Transactions: The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included in the net realized and unrealized gain or loss on securities and foreign currencies.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

Redemption Fees: The Fund charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same portfolio (within seven days for Class I and Class R shares). The redemption fee is accounted for as an addition to paid-in capital and is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.

Expense Offset Arrangements: During the period ended December 31, 2012, the Fund had an arrangement with its custodian bank whereby the custodian’s fees may have been paid indirectly by credits earned on the Fund’s cash on deposit with the bank. These credits were used to reduce the Fund’s expenses. However, this arrangement was suspended effective January 1, 2013, until further notice, due to low interest rates.  Such a deposit arrangement was an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

New Accounting Pronouncements: In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-11, "Disclosures about Offsetting Assets and Liabilities." The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013.  Management is currently evaluating the impact the adoption of this pronouncement will have on the Fund’s financial statements and related disclosures.

NOTE B — TAX INFORMATION

The following tables present the cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) at December 31, 2012 and the capital loss carryforward as of September 30, 2012, with expiration dates:

	Income	Short Duration Income	Long-Term Income
Federal income tax cost of investments	$1,391,474,458	$1,869,199,729	$198,239,768
Unrealized appreciation	$87,579,963	$63,664,388	$12,677,925
Unrealized depreciation	(113,256,067)	(11,591,236)	(947,877)
Net unrealized appreciation/ (depreciation)	($25,676,104)	$52,073,152	$11,730,048

	Ultra-Short Income	Government	High Yield Bond
Federal income tax cost of investments	$405,780,258	$46,233,721	$73,371,560
Unrealized appreciation	$3,156,312	$373,667	$3,978,303
Unrealized depreciation	(968,807)	(181,748)	(659,742)
Net unrealized appreciation/ (depreciation)	$2,187,505	$191,919	$3,318,561

CAPITAL LOSS CARRYFORWARD

Expiration Date	Income	High Yield Bond	Ultra-Short Income
30-Sept-2016	($3,976,802)	-	-
30-Sept-2017	-	($824,403)	-
30-Sept-2018	(254,299,863)	(15,613)	-
30-Sept-2019	(77,128,701)	-	-

No Expiration Date
Short-term	-	-	($3,477,260)
Long-term	-	-	(362,750)

Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred in taxable years beginning after December 22, 2010 can be carried forward for an unlimited period. These losses are required to be utilized prior to the losses incurred in pre-enactment taxable years. Losses incurred in pre-enactment taxable years can be utilized until expiration.

Item 2. Controls and Procedures.

(a)        The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b)        There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

            Filed herewith.

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE CALVERT FUND

By:       /s/ Barbara J. Krumsiek
            Barbara J. Krumsiek
            President -- Principal Executive Officer

Date:    February 28, 2013

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

            /s/ Barbara J. Krumsiek
            Barbara J. Krumsiek
            President -- Principal Executive Officer

Date:    February 28, 2013

            /s/ Ronald M. Wolfsheimer
            Ronald M. Wolfsheimer
            Treasurer -- Principal Financial Officer

Date:    February 28, 2013